Acorn Family of Funds
First Quarter Report
March 31, 1999


Managed by Wanger Asset Management, L.P.

[PHOTO OF ACORNS APPEARS HERE]


Acorn Family of Funds First Quarter Report 1999
    Table of Contents


Squirrel Chatter: An Unusual Occurrence               2

Acorn Twenty
    In a Nutshell                                     4
    Performance at a Glance                           5
    Major Portfolio Changes                          14
    Statement of Investments                         15

Acorn Foreign Forty
    In a Nutshell                                     6
    Performance at a Glance                           7
    Major Portfolio Changes                          16
    Statement of Investments                         17
    Portfolio Diversification                        18

Acorn USA
    In a Nutshell                                     8
    Performance at a Glance                           9
    Major Portfolio Changes                          19
    Statement of Investments                         20

Acorn International
    In a Nutshell                                    10
    Performance at a Glance                          11
    Major Portfolio Changes                          22
    Statement of Investments                         24
    Portfolio Diversification                        28

Acorn Fund
    In a Nutshell                                    12
    Performance at a Glance                          13
    Major Portfolio Changes                          29
    Statement of Investments                         31
    Foreign Portfolio Diversification                38

Shareholder News                                     39

Trustees, Officers and Contact Information           40


--Squirrel Chatter: An Unusual Occurrence

[PHOTO APPEARS HERE]

I was working at my computer a few days ago trying to get some historical price data from the Internet. Accidentally, I hit two keys simultaneously; the monitor flickered, went black and then produced several screens of text--and not the information I had been searching for. I hit the print button to get a hard copy and called our Information Technology department to see if we had a systems problem.
  "Funny you should ask," said Sandra. "We were running some Y2K tests on our accounting programs with the system clock set ahead by four years when everything froze up. Wait a minute, you weren't on the network--were you?"
  "Well . . ."
  "We sent out an e-mail to everyone two hours ago to let you know we were shutting down for this test!"
  "Sorry about that," I replied sheepishly. "I didn't read the e-mail. I'm 112 e-mails behind at last count. But I think you should see what appeared on my screen. I printed out a copy."
  "Bring it down," she said.
  I went to get the item from the printer. It sure looked like a normal Barron's story, but the dateline was the same as it had been on the screen--January 2003. I ran down to Sandra's office with the article in my hand.
  "Wow!" she exclaimed. "How could that happen?"
  "Never mind about that," I said, "how can I get more?"
  "I don't think you can," she said, sadly. "I had to completely reboot the network after you screwed it up."
  So, while I could not get back to the future, I did still have this fragment, this glimpse into tomorrow. I can't vouch for its authenticity, but here it is:

Another Bang-Up Showing by Secondary Stocks
January 2003

 ...for the third year in a row, small-cap stocks outstripped their large-cap counterparts.
  To put it another way, ever since the big bull move began in late 1999, the small-capitalization equities have been in the vanguard.
  Despite this persistent front-running performance, investors during this span have blown hot and cold on the small caps. Periodically, small caps are "discovered," their virtues become the stuff of interviews in the financial press and they're the subject of a rush of brokerage recommendations. The Street's attention span, of course, is less than legendary: interest wanes. Then, inexplicably, only a few weeks or months later, it revives and the process starts all over again.
  But small caps have managed to weather the swells and ebbs of investment fashion quite nicely. Indeed, in the year just ended, they lengthened their steady lead over the large-capitalization equities.
  Specifically, in the past three years-plus, small caps, as measured by the Russell 2000, have appreciated just over 100%, which works out to an average annual advance of 25.4%. That compares with a rise over the same stretch of 45.4%, or 12.9% average yearly, for the big caps, as measured by the S&P 500.
  And in 2002, small caps climbed by a solid 17.0%, more than twice the 7.1% rise of the S&P 500.
  A happy combination of things is likely responsible for this superior showing. Not the least of these is the awesome expansion in the number of mutual funds. That unbridled growth has encompassed the launching of numerous funds dedicated to investing in small caps.
  At the same time, as the bull market has roared on, carrying values to unprecedented heights, institutional investors have widened their focus and sought more diversity in their portfolios by exploring the small-cap universe.

  Moreover, small caps had been laggards for some years until the latest bull move got under way in November 1999. As a result, many were selling at extremely tempting prices.
  In light of their strong gains the past three years, the question logically arises: Are they now at the point where they've been transformed into expensive from cheap?
  History, at least, says no. For the popularity of small caps tends to run in cycles, and by past standards, the current one has quite a ways to go.

Well, this glimpse into the future is dynamite stuff! All of our hardworking squirrels at Acorn waved their bushy tails in ecstasy. One question remained, could we tell our shareholders without getting in trouble with the SEC?

Mystery Explained
I had been back on the Internet for an hour doing a search or two ("Tropical islands for sale" and "Owning your own NBA franchise") when Sandra reappeared.
  "I figured it out," she said. "The laws of physics still hold. You didn't get in touch with the future at all. Your PC actually picked up a Barron's story by Rhonda Brammer dated January 3, 1994. All the date information had been moved ahead four years."
  Obviously we were disappointed to hear that we would still have to work for a living after our Miracle of Prophecy had been debunked.
  But maybe the story is right!
  I decided to go ahead and print that four and a half year old article just to demonstrate that market cycles keep on cycling. The Barron's piece was one of many being writ ten at that time justifying the outperformance of small-cap stocks and predicting the continuation of small-cap dominance. Was the prediction correct? No. The article was dead wrong; the cycle was turning as the article was being written, and large cap stocks began to do better than small-cap in 1994 and have continued to do so up until the present.
  Today, you can find many articles in the press explaining why the S&P 500 will continue its successful run. But if history holds true, these articles may soon be no more accurate than the one we cited. In time, small cap stocks and foreign stocks will displace the S&P as king of the hill. Markets are--and always have been--rotational. The undervaluation of small cap stocks relative to the S&P 500 is so extreme that the turn could be sharp and soon.
  I think there is a good chance that Barron's will carry a story in its January, 2003 issue reporting "Another Bang-up Showing for Secondary Stocks."

/s/ Ralph Wanger
Ralph Wanger
Chief Investment Officer, Wanger Asset Management,
Lead Portfolio Manager, Acorn Fund


Past performance does not guarantee future results.

Acorn Twenty
    --In a Nutshell

[PHOTO APPEARS HERE]

Acorn Twenty had an outstanding first quarter, gaining 7.2%. Our benchmark, the S&P 400 Midcap, was actually down -6.4%. We even beat the "unbeatable" S&P 500's 5.0% return. The mega-cap, growth companies phenomenon continued during the first quarter of 1999, outpacing mid- and small-cap stocks. Nevertheless, your Fund's concentrated strategy illustrated that excellent opportunities exist in these markets--as long as you know where to find them.
  The big winner during the quarter was RCN Corp., up 90.1%. Investors dialed into this telephone, video and data company as it secured additional financing from investment firm Hick, Muse, Tate & Furst. With this capital RCN is even better positioned to take market share from regional bell operating companies, throwing the baby bells out with the bath water.
  Other winners: Expeditors International, flying quickly to a 28.9% gain; Jones Apparel, which after being dressed down for announcing the acquisition of Nine West finished the quarter up 27.3% once Wall Street saw that the shoe fit; and Telephone & Data Systems ringing up a 25.1% return.
  Healthcare stocks have been in intensive care lately. Our biggest losers during the quarter were Lincare Holdings, down a breathtaking 30.6%, and McKesson HBOC distributing a 17.7% loss.
  We are pleased with Acorn Twenty's auspicious start and thank Acorn's research team for their contributions. Your Fund represents our analysts' best mid-cap ideas and the success of Acorn Twenty is ultimately a function of our collective investment skills. However, each quarter we'd like to recognize one team member for a particulary outstanding contribution to Acorn Twenty's success. This quarter's "Twenty Plenty" award goes to Chuck McQuaid, director of research and co-manager of Acorn Fund, who recommended Expeditors, Telephone & Data Systems, and Liberty Media (up 14.3%). In addition, our entire team is indebted to Acorn traders Deb Wolfe and Shelley Maish for their outstanding efforts during the Fund's inauguration.
  Again, we want to welcome all of our fellow shareholders and hope they are as happy with the Fund's strong start as we are.

/s/ John H. Park                        /s/ Mark H. Yost
John H. Park                            Mark H. Yost
Co-Portfolio Manager                    Co-Portfolio Manager

Acorn Twenty had an outstanding First Quarter, gaining 7.2%. Our benchmark, the S&P 400 Midcap, was actually down -6.4%.

A New Bundle of Joy
         Rivals Baby Bells

RCN, Inc. (RCNC) vaulted to our #1 position in Acorn Twenty during the first quarter. RCN is a new-age telecommunication company offering bundled voice (local and long distance), video and high speed Internet services to city dwellers from Boston to Washington, DC. RCN brings competitive choice to residential customers who desire better, cheaper and faster communications services than the incumbent RBOCs (regional bell operating companies) can provide. By offering up to four services per home in densely populated areas, RCN has a unique opportunity to generate substantial returns on a single fixed capital investment. At the same time, RCN offers residential customers savings of 10 to 30% off their existing telephone and cable rates. Recently, RCN announced plans to begin offering service in the San Francisco market by early 2000. Check if RCN services are available in your neighborhood by visiting: www.rcn.com. You'll be glad you did!

--Performance at a Glance

Acorn Twenty
           Information

 Ticker Symbol:            ACTWX
 Minimum
   Initial Investment:     $1,000
                           $1,000 for an IRA
 Minimum
   Subsequent Investment:  $100
 Exchange Fee:             None
 Management Fee*:          0.90%
 12b-1 Fee:                None
 Administrative Fee:       0.05%
 Total Expense Ratio*:     1.35%

 *Fees and expenses are calculated for the period since the Fund's inception on November 23, 1998 through December 31, 1998. Wanger Asset Management has undertaken to reimburse the Fund for any ordinary operating expenses exceeding 1.35% of its average annual net assets.

Fund Net Assets as of 3/31/99: $46.1 million
----------------------------------------------------------------
    --Acorn Twenty Top 10 Holdings

RCN Corporation                                           7.4%
Metro Market: Voice, Video & Internet Services

Americredit                                               7.3%
Auto Lending

Expeditors Int'l of Washington                            6.4%
International Freight Forwarder

Telephone & Data Systems                                  6.2%
Cellular & Telephone Franchises

PRIMEDIA                                                  6.1%
Specialty Magazines & Other Publications

Liberty Media Group, AT&T                                 5.4%
CATV & Satellite Dish Programming

McKesson HBOC                                             5.2%
Hospital Computer Services (formerly HBO)

H&R Block                                                 5.1%
Tax Preparation

Lincare Holdings                                          4.9%
Home Health Care Services

MidAmerican Energy                                        4.7%
Growth Utility (formerly CalEnergy)

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Acorn Twenty Portfolio Diversification
--------------------------------------------------------------------------------
    --as a % of net assets, as of 3/31/99

[PIE CHART APPEARS HERE]

Other*            4.3%
Energy/Minerals   8.6%
Consumer
Goods/Services   41.3%
Information       9.8%
Finance          11.0%
Industrial
Goods/Services   11.1
Health Care      13.9%

* includes "Cash and other assets less liabilities" of 4.3%

Relative Performance
--------------------------------------------------------------------------------
                              1st quarter    Life of Fund
                                 1999
Acorn Twenty                      7.2%           14.8%
S&P MidCap 400                   -6.4%            4.0%
S&P 500                           5.0%           11.1%

*Life of Fund Performance is from Acorn Twenty's inception (11/23/98) through 3/31/99.

Net Asset Value Per Share 3/31/99: $11.48
--------------------------------------------------------------------------------

The Value of a $10,000 Investment in Acorn Twenty
--------------------------------------------------------------------------------
  --November 23, 1998 through March 31, 1999

[PERFORMANCE GRAPH APPEARS HERE]

Acorn Twenty     $ 11,480
S & P Midcap 400 $ 10,400
DATE          ACORN 20 ($)     S & P MIDCAP 400
----          ------------     ----------------
11/23/98       10,000           10,000
12/31/98       10,710           11,109
 1/31/99       11,000           10,676
 2/28/99       10,710           10,117
03/31/99       11,480           10,400

Total Return
Life of Fund
   14.8%

This graph compares the results of $10,000 invested in Acorn Twenty on November 23, 1998 (the date Fund shares were first offered to the public), with all dividends and capital gains reinvested to the S&P MidCap 400.

  The S&P MidCap 400 is a market value-weighted index of 400 stocks that are in the next tier down from the S&P 500. The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. All indexes are unmanaged and returns include reinvested dividends.

  Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.

Acorn Foreign Forty
    --In a Nutshell

[PHOTO APPEARS HERE]

Acorn Foreign Forty gained 8.9% in the first quarter, an outstanding result in absolute terms. We also trounced the various benchmarks we use, as these were up a little over 1% each (see inset).
  We were helped by a rally in Japanese stocks and by good returns from our investment in the computer, publishing, and telecommunication sectors. The prize for biggest percentage gain goes to Softbank whose share price rose 86% in the quarter. Softbank benefitted from two factors: investors suddenly recognizing the strong performance of its internet-related businesses, and being Japan-based. Unlike many U.S. internet stocks, which look dangerously overpriced to us, Softbank has businesses which are profitable today with an "un-internet like" share price. Michael King, covering Japanese stocks, deserves the credit for uncovering this exciting stock.
  The prize for biggest dollar gain goes to NTL, which reported continued rapid growth in the number of subscribers to their UK cable television and telephone services and their plans to rollout internet access services in that country. Our director of research and co-manager of the Acorn Fund, Chuck McQuaid, did the legwork to uncover this stock.
  On the downside, we would have been better off in the quarter had we not owned any of our utilities or insurance companies. An increase in interest rates caused prices in these sectors to decline. This affected even the companies we own, in spite of the fact that we project strong earnings for our holdings. For example, our Spanish life insurer, Mapfre Vida, continues to experience double digit growth in sales and earnings driven by strong inflows into the life insurance and mutual fund products they offer. We liked these companies when we bought them, and at the new lower prices we now like them even more.
  We talked about the favorable outlook for international stocks in our 1998 annual report, and Leah Zell does so again in the Acorn International section of this report. Acorn Foreign Forty and Acorn International give you two very different ways to own exciting foreign stocks. Both funds invest with Acorn's proven methodology. Both funds benefit from Acorn's renowned research team and experienced fund management. Acorn International invests in smaller cap stocks outside the U.S. The fund is also broadly diversified across the globe-- including emerging markets. Acorn Foreign Forty, on the other hand, focuses on mid-to-larger company non-US stocks. In addition, Acorn Foreign Forty concentrates its investments on fewer positions and primarily in developed countries. It does not invest in emerging markets.
  As opportunities continue to unfold abroad, we believe Acorn International and Acorn Foreign Forty will continue to uncover great stocks in their respective arenas. We think that owning both funds offers the best coverage of this world of opportunties.

Acorn Foreign Forty and Acorn International give you two very different ways to own exciting foreign stocks.

/s/ Marcel P. Houtzager
Marcel P. Houtzager
Lead Portfolio Manager


As discussed in the 1998 annual report, there is no widely recognized benchmark for international midcap stocks, so, as a compromise, we use three indexes to help you judge our performance. The EAFE and Lipper International Funds indexes are well known, but they track larger cap international stocks than the ones we invest in (EAFE's average market cap is $22 billion, dwarfing Acorn Foreign Forty's average market cap of $3.5 billion). The Lipper International Funds Average tracks all mutual funds investing in non-U.S. stocks except small-cap international stocks. The Salomon Smith Barney Cap Range $2-$10 Billion index does track mid cap international stocks, but with a catchy name like "Salomon Smith Barney Cap Range $2-$10 Billion" it may take some time before this index becomes well known.

--Performance at a Glance

     Acorn Foreign Forty
     Information

 Ticker Symbol:                     ACFFX
 Minimum
   Initial Investment:              $1,000
                                    $1,000 for an IRA
 Minimum
   Subsequent Investment:           $100
 Exchange Fee:                      None
 Management Fee*:                   0.95%
 12b-1 Fee:                         None
 Administrative Fee:                0.05%
 Total Expense Ratio*:              1.45%

 *Fees and expenses are calculated for the period since the Fund's inception on November 23, 1998 through December 31, 1998. Wanger Asset Management has undertaken to reimburse the Fund for any ordinary operating expenses exceeding 1.45% of its average annual net assets.


Fund Net Assets as of 3/31/99: $22.8 million
    --Acorn Foreign Forty Top 10 Holdings

NTL                                           United Kingdom   5.4%
Voice, Video & Data Services

NuSkin Enterprises                            Japan            4.5%
Personal Care / Herbal Products

Newsquest                                     United Kingdom   4.1%
Regional Newspapers

Canadian Natural Resources                    Canada           3.8%
Oil & Gas Producer

Bodycote                                      United Kingdom   3.5%
Materials Tech. & Metal Processing

Airtours                                      United Kingdom   3.2%
Packaged Tour Vacations

Helsinki Telephone                            Finland          3.2%
Telecommunications Operator

Kon. Pakhoed                                  Netherlands      3.2%
Logistics

Serco Group                                   United Kingdom   3.1%
Facilities Management

Softbank                                      Japan            3.0%
Internet Leader in Japan

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Acorn Foreign Forty Portfolio Diversification
  --as a % of net assets, as of 3/31/99

[PIE CHART APPEARS HERE]
Other*                   15.7%
Health Care               5.2%
Information              39.4%
Finance                   7.7%
Industrial
Goods/Services           16.5%
Consumer
Goods/Services           15.5%

* includes "Cash and other assets less liabilities" of 6.0%

Relative Performance
---------------------------------------------------------------
                                    1st quarter    Life of Fund
                                       1999
Acorn Foreign Forty                     8.9%           19.8%
EAFE                                    1.4%            5.6%
SSB Cap Range $2-10B                    1.1%            4.5%
Lipper Int'l Funds Average              1.5%             NA%

*Life of Fund performance for Acorn Foreign Forty is from inception (11/23/98) through 3/31/99.

Net Asset Value Per Share 3/31/99: $11.98


The Value of a $10,000 Investment in Acorn Foreign 40
  --November 23, 1998 through March 31, 1999

[PERFORMANCE GRAPH APPEARS HERE]
Acorn Foreign Forty $11,980
EAFE  $ 10,556


                      Date          Acorn Foreign Forty ($)      EAFE ($)
                      ----         ------------------------      --------
                      11/23/98           10,000                   10,000
                      12/31/98           11,000                   10,411
                       1/31/99           11,790                   10,381
                       2/28/99           11,590                   10,133
                       3/31/99           11,980                   10,556

Total Return
Life of Fund
   19.8%

This graph compares the results of $10,000 invested in Acorn Foreign Forty on November 23, 1998 (the date Fund shares were first offered to the public), with all dividends and capital gains reinvested, with EAFE.
  EAFE is Morgan Stanley's Europe, Australasia and Far East Index, an unmanaged widely recognized international benchmark that comprises 20 major markets in Europe, Australia, and the Far East. The SSB Cap Range $2-10B is Salomon Smith Barney's two to ten billion U.S. dollar security market capitalization subset of its Broad Market Index. It represents a mid-cap developed market index, excluding the U.S. The Lipper Int'l Funds Average measures the performance of all non-U.S. funds tracked by Lipper, excluding the International Small Cap Funds group. For the first quarter of 1999, this consisted of 618 funds. All indexes are unmanaged and returns include reinvested dividends.
  Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.

Acorn USA
--In a Nutshell

[PHOTO APPEARS HERE]

Your Fund ran the wrong way last quarter. Acorn USA slid-7.9%, a little worse than the small-cap Russell 2000 index (-5.4%), and well below the S&P 500's +5.0%. Over the past year, Acorn USA's performance still ranks in the top third (#211) of all 663 small-cap funds followed by Lipper Inc. We're number 136 of 493 small-cap funds for the two years ended March 31, 1999.
  The two hottest fashions on Wall Street last quarter were Size and Youth. Plus-sized stocks were all the rage on the stock market's catwalk. Over the past year, the S&P 500 whales rose +18.5%, while small-caps remained caught in their own private bear market (Russell 2000 down -16.3%). Within the small stock group itself, the infants and toddlers ran amok. Newly minted Internet companies fared best, especially those brewed-up just last semester in some college dorm room (dorms having replaced garages as the entrepreneurial start-up sites of choice).
  The main reason your Fund lagged last quarter was because it owned too many reasonably-priced stocks. That sounds strange, doesn't it? How can it be wrong to own reasonably-priced stocks? Does that mean owning unreasonably-priced stocks is good? Over the past three months, yes. The silliest priced stocks kept getting sillier last quarter. Investors (strike that, Speculators) paid up and up and up for Internet companies growing their business values (i.e. losses) at mind-boggling, unstable rates. Meanwhile, stocks of companies growing business value at a consistent, healthy pace suffered from neglect.
  Our most infirm industry last quarter was healthcare. Weak stocks included Lincare (hit with a Medicare subpoena) and Magellan (psychiatric managed care). Many of our other losers were in good businesses seemingly too ordinary for today's wild times. MidAmerican Energy is a utility, Host Marriott serves food in airports, and Acceptance Insurance writes crop insurance.
  Our best stocks were, not surprisingly, companies benefiting from the Internet. RCN is an Internet service provider building an advanced fiber optic telecommunications network in the Northeast. Intelliquest has built a direct marketing database full of Internet users' vital statistics. TV Guide offers an interactive TV guide that one day may be your TV's portal to the World Wide Web.

Stocks have momentarily become what economists call a luxury good... the higher the price the greater the demand, because the price itself validates the underlying value of the product.

  Stocks have momentarily become what economists call a luxury good. Normally when the price of a product goes up, people buy less of it. Think meat or gasoline. But for luxury goods, the higher the price the greater the demand, because the price itself validates the underlying value of the product. Think very expensive restaurants, where the higher the price of the entrees, the better the food must be. At Acorn, we don't confuse a higher stock price with a better value.
  Unreal `Net companies and their unreal valuations are holding the market spellbound. Our portfolio of real companies with real franchise values trading at good prices is well cast to benefit when the spell breaks.

/s/ Robert A. Mohn
Robert A. Mohn
Lead Portfolio Manager

      Service
         --With a Dial

When your PC crashes (and you don't have Sandra to fix it) you can call a toll-free number to a "help desk." Lots of times, the help desk is run by an outside contractor rather than the PC company itself. (After all, if the PC company wanted to have friendly chats with its customers it wouldn't have designed the PC that way to begin with!)
  One of the outsourcing companies that runs these help desks is Sykes Enterprises. Sykes is one of our favorite Internet plays. As this "super highway" of complex technology takes over the world, its eager users increasingly need the road-side assistance Sykes provides. Their additional markets include handling customer care for cellular phone companies, Internet service providers and Web sites. Sykes is a great stock that gives us the growth promise of the Internet at the right price.

--Performance at a Glance


              Acorn USA
                      Information

 Ticker Symbol:             AUSAX
 Minimum
   Initial Investment:     $1,000
                           $1,000 for an IRA
 Minimum
   Subsequent Investment:  $100
 Exchange Fee:             None
 Management Fee*:          0.94%
 12b-1 Fee:                None
 Administrative Fee:       0.05%
 Total Expense Ratio*:     1.20%

 *Fees and expenses are for the fiscal year ended
 December 31, 1998.

Fund Net Assets as of 3/31/99: $252.0 million
------------------------------------------------------
    --Acorn USA Top 10 Holdings

MidAmerican Energy                               7.6%
Growth Utility (formerly CalEnergy)
Micros Systems                                   6.8%
Information Systems for Restaurants & Hotels
RCN                                              5.8%
Metro Market: Voice, Video & Internet Services
Sykes Enterprises                                4.5%
Call Center Services
Lincare Holdings                                 4.3%
Home Health Care Services
National Data                                    4.0%
Credit Card & Health Claims Processor
TV Guide                                         3.8%
TV Program Guides & Programming
Hub Group                                        3.3%
Truck & Rail Freight Forwarder
UICI                                             3.2%
Health Insurance
Wackenhut                                        2.7%
Prison Management

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Acorn USA Portfolio Diversification
-----------------------------------------
  --as a % of net assets, as of 3/31/99


[PIE CHART APPEARS HERE]

Other*             10.3%
Health Care         7.7%
Information        40.1%
Industrial
Goods/Services     12.3%
Finance            14.7%
Energy/Minerals    14.9%

* includes: "Cash and other assets less liabilities" of 6.8%

Relative Performance
-------------------------------------------------------------------
                                  1st quarter     Last 12 mos.
                                         1999

Acorn USA                               -7.9%          -13.7%
Russell 2000                            -5.4%          -16.3%
Lipper Small-Cap Funds Avg.             -6.0%          -15.5%
S&P MidCap 400                          -6.4%            0.5%
S&P 500                                  5.0%           18.5%

Net Asset Value Per Share 3/31/99: $13.63
-----------------------------------------

The Value of a $10,000 Investment in Acorn USA
-----------------------------------------------------
  --September 4, 1996 through March 31, 1999

[PERFORMANCE GRAPH APPEARS HERE]

Acorn USA    $ 15,016
Russell 2000 $ 12,292

Date        Acorn USA ($)   Russell 2000 ($)
----        -------------   ----------------
09/04/96    10,000          10,000
09/30/96    10,720          10,360
12/31/96    11,650          10,899
03/31/97    11,480          10,335
06/30/97    13,320          12,011
09/30/97    15,340          13,798
12/31/97    15,413          13,335
03/31/98    17,401          14,678
06/30/98    17,525          13,993
09/30/98    14,151          11,174
12/31/98    16,305          12,997
03/31/99    15,016          12,292

            Average Annual Total Return
            1 Year    Life of Fund
            -13.7%       17.1%

This graph compares the results of $10,000 invested in Acorn USA on September 4, 1996, (the date Fund shares were first offered to the public), with all dividends and capital gains reinvested, to the Russell 2000 Index with dividends reinvested.

  The Russell 2000 is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000, leaving a market capitalization-weighted index of 2,000 small companies. The Lipper Small-Cap Funds Avg. is an average of all U.S. small-cap funds tracked by Lipper, which consisted of 747 and 663 funds for the 1st qtr. and 12-mos. periods above. The S&P MidCap 400 is a market value-weighted index of 400 stocks that are in the next tier down from the S&P 500. The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. All indexes are unmanaged and returns include reinvested dividends.

  Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.

Acorn International
    --In a Nutshell

[PHOTO APPEARS HERE]

We pronounce last year's financial crisis dead.
What evidence can we present?

 . Brazil devalued its currency in January and none of the dire predictions of doom materialized--the Hong Kong peg held; and the dollar strengthened instead of weakened.
 . Emerging markets equities soared (see the IFCI Composite Index opposite).
 . Sony announced on March 9th that it would cut its labor force by 12,000 and close 15 out of 60 production plants in order to raise returns on capital. Foreign critics have long felt that Japanese companies have to restructure to give a kick in the pants to Japan's ailing economy. When a bellwether company like Sony agrees to a western-style restructuring, it has an enormous, positive psychological impact. Foreign investors piled into the market, setting a monthly record for foreign cash inflows, and the strongest quarterly record since the summer of 1994.
 . Oskar-The Grouch-LaFontaine got canned. The Minister of Finance to the newly-elected German Chancellor Gerhard Schroeder abruptly resigned when it became clear that his socialist plans for Europe's largest economy were unpopular. Apparently, nobody wanted to turn back the clock. The next day, the German market rallied a robust 5.3% in celebration.
  The outlook for foreign investing is brighter. Japanese stocks have done a lot better recently. We now think we have seen the end of one of the longest bear markets in history. The other Asian economies are also on the mend. One example of this is Moodys' upgrade of Korean sovereign government bonds.
  Brazil has been in permanent financial crisis. Yet even they returned this month to international capital markets with a two billion dollar debt offering that was well received. The new European Central Bank has just cut interest rates .5% to 2.5% to stimulate demand. Even legendary investor Warren Buffet is reported to be looking for neat stocks outside the U.S.
  Acorn International rose 1.2% from January to March, in line with its EMI benchmark and the Lipper International Funds Index (see pg.7), but behind the Lipper International Small Cap Index. Our cautious stance towards Japan (where smaller companies led the upturn) held us back, as did consolidation in the European information technology service stocks. April went very well and our long-term investment style hasn't changed. Over the quarter, we initiated 23 new positions and added to 35 existing positions, particularly in the telecommunications, healthcare and media sectors. At the same time, we've reduced the overall number of names so the portfolio is brimming with high-quality smaller companies that have great potential. Our job is to add to the ones that flourish, dump those that disappoint, and hold on to the best of them for a very long time.

/s/ Leah Joy Zell
Leah Joy Zell
Lead Portfolio Manager


       Latin
           Impressario

Mexico led the performance tables this quarter
(surprise!), up 30%. A favorite holding there is Corporacion Interamericana de Entretenimiento, or CIE. Imagine a Latin American version of Ticketmaster, Madison Square Garden and Disney combined. Whether it's the Rolling Stones concert in Mexico City or Beauty and the Beast in Buenos Aires, CIE makes it happen. Sales have been growing 75-100% a year, We don't think it will stay small for long.

--Performance at a Glance



               Acorn International
                 Information

                Fund Net Assets as of 3/31/99: $1,652.3 million
--------------------------------------------------------------------------------
                     --Acorn International Top 10 Holdings

WM Data Nordic                                       Sweden           4.3%
Computer Services/Consulting
Tieto Corporation                                    Finland          3.7%
Computer Services/Consulting
Serco Group                                          United Kingdom   2.9%
Facilities Management
NTL                                                  United Kingdom   2.3%
Voice, Video & Data Services
Rhoen Klinikum                                       Germany          2.2%
Hospital Management
Venture Manufacturing                                Singapore        2.0%
Electronic Manufacturing Services
Cie Fin Richemont                                    Switzerland      2.0%
Luxury Goods, Tobacco & Pay TV
Atos                                                 France           2.0%
Computer Services/Transaction Processing
Li and Fung                                          Hong Kong        1.9%
Sourcing of Consumer Goods
Autogrill                                            Italy            1.7%
Tollway Restaurants

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.


Acorn International Portfolio Diversification
---------------------------------------------
  --as a % of net assets, as of 3/31/99

[PIE CHART APPEARS HERE]

Other*                     13.9%
Information                37.0%
Health Care                 5.5%
Finance                     8.9%
Consumer Goods/Services    20.6%
Industrial Goods/Services  14.1%

* includes "Cash and other assets less liabilities" of 6.7%

Relative Performance
---------------------------------------------------------
                              1st quarter    Last 12 mos.
                                 1999
Acorn International                 1.2%
EMI (World ex-U.S.)                 1.4%           -3.0%
IFCI Composite                     10.8%          -19.3%
Lipper Int'l Small-Cap
Funds Index                         3.7%           -3.1%

Net Asset Value Per Share 3/31/99: $21.06
-----------------------------------------

The Value of a $10,000 Investment in Acorn Int'l
------------------------------------------------
  --September 23, 1992 through March 31, 1999


[PERFORMANCE GRAPH APPEARS HERE]

Acorn Int'l         $ 23,574
EMI (World ex-U.S.) $ 15,864
Date                Acorn Int'l ($)
----                ---------------
1992                10,690
1993                15,940
1994                15,334
1995                16,703
1996                20,133
1997                20,170
1998                23,305
3/31/99             23,574

Average Annual Total Return
1year     5years    Life of Fund
-1.2%     8.3%      14.1%

This graph compares the results of $10,000 invested in Acorn International on September 23, 1992 (the date Fund shares were first offered to the public), with all dividends and capital gains reinvested, with the EMI (World ex-U.S.). In preceding years, the performance of Acorn International was compared to Morgan Stanley's Europe, Australasia Far East Index (EAFE), an international benchmark that comprises 20 major markets in Europe, Australia and the Far East. The EMI (world-ex U.S.) more closely approximates the composition of Acorn International's portfolio. For the 12 months ended 3/31/99, the EMI showed a total return of -3.0% and EAFE showed a return of 6.1%, compared to Acorn International's total return of -1.2%.
  EMI World ex-U.S. is Salomon Smith Barney's index of the bottom 20% of institutionally investable capital of countries, as selected by Salomon, excluding the U.S. The IFCI Composite is the International Finance Corporation's index of 31 emerging markets, which weights securities according to their market capitalization after adjusting for shares held by other constituents in the index. The Lipper Int'l Small-Cap Funds Index measures the performance of the 10 largest int'l small-cap funds tracked by Lipper, including Acorn International. All indexes are unmanaged and returns include reinvested dividends.
  Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.

Acorn Fund
   --In a Nutshell

[PHOTO APPEARS HERE]

First Quarter Results

Acorn Fund fell 3.6% in the quarter. Down is not as good as up, but we did beat the small cap indexes and the Lipper Small Cap Funds Index, which dropped 4.7%. Blue chips again outperformed small caps; the S&P 500 jumped 5.0%.

  Media and communications stocks remained hot in the quarter. Foreign cable TV/Telephone/Internet providers United International Holdings and NTL sizzled, providing 125% and 44% gains respectively. Domestic counterparts RCN and Cablevision also surged, wiring home 90% and 45% returns. Softbank, a Japanese holding company with Internet investments, banked an 86% gain. TV Guide and CMP Media were also big winners.

  Many niche companies were also hot. Atwood Oceanics pumped forth a 75% profit as its depressed stock rebounded on an oil price recovery. Labor Ready worked up a 32% return as its earnings exceeded expectations. Expeditors International expedited a 29% gain as it grew through the economic slowdown in Asia.

  Technology was tough. Aspect Telecom, a maker of call center telephone equipment, reported a disappointing quarter and plunged 62%. RCM Technologies and Aztech Technology, computer services firms, dropped 59% and 54%, respectively.

  HA.Lo Industries fell 55% on lower than expected quarterly earnings; we purchased more as its price got real Lo. Borders Group fell 44% on disappointing same store sales growth, while International Game Technology rolled a 40% loss.

The Trend is Near

At close to 30, Acorn Fund is one of the oldest funds on the block. It has experienced a lot of market cycles. As Squirrel Chatter highlights this quarter, in some cycles, small cap stocks are the hot performers, and in others, they lag the hot performance of large caps. These shifting trends are inevitable and we do our best to exploit them.

  Over the past four years, small caps as a group have underperformed larger stocks. Therefore, we've sought out exceptional opportunities in the more solid mid-cap market. We actively exploited this trend and did it well. We think it's time for this trend to go in the other direction. Here's why:

  Valuations are the relationship of a stock's price to earnings. Currently, valuations of large cap stocks are significantly higher than small cap stocks. Consequently, investors are paying a lot of money for a little upside potential in large caps--and small caps are offering incredible opportunities.

  Consider the valuation trends of the Russell 1,000* (larger companies) and the Russell 2,000** (smaller companies). Twenty years ago, both larger and smaller companies had valuations of roughly 8x earnings. Over the next several years, the two moved in similar patterns until 1996--when the two were tied at 22x earnings.

  Now, the Russell 1,000 is at 28x earnings and the Russell 2,000 is at 18x earnings--the most significant split in recent history. More often than not, the Russell 2000 has sold at a premium to the Russell 1,000--not a discount. But like the end of a Meg Ryan and Tom Hanks movie, these two characters will inevitably end up together.

  Therefore, we went through a "smallification" program away from big companies with high valuations to small companies with good value. This past quarter, we shifted approximately $300 million from stocks that have grown into high p/e mid-cap or large-cap stocks, to smaller stocks that offer new opportunities.

  We may be early, but when a big move occurs, it may be fast. We want to be on board with our seat belts fastened before it takes off.

  So, for anyone who wondered, Acorn continues to be a small company fund.

/s/ Ralph Wanger                             /s/ Charles P. McQuaid
Ralph Wanger                                 Charles P. McQuaid
Lead Portfolio Manager                       Co-Portfolio Manager


*Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $9.9 billion; the median market capitalization was approximately $3.7 billion. The smallest company in the index had an approximate market capitalization of $1,404.7 million.

**Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $592.0 million; the median market capitalization was approximately $500.0 million. The largest company in the index had an approximate market capitalization of $1,402.7 million.

Russell 3000(R) Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

--Performance at a Glance


        Acorn Fund
        Information

 Ticker Symbol:                      ACRNX
 Minimum
   Initial Investment:              $1,000
                                    $1,000 for an IRA
 Minimum
   Subsequent Investment:           $100
 Exchange Fee:                      None
 Management Fee*:                   0.69%
 12b-1 Fee:                         None
 Administrative Fee:                0.05%
 Total Expense Ratio*:              0.84%

 *Fees and expenses are for the fiscal year ended
 December 31, 1998.

Fund Net Assets as of 3/31/99: $3,154.5 million
--------------------------------------------------------------------------------
  --Acorn Fund Top 10 Holdings

Liberty Media Group, AT&T                                     4.6%
CATV & Satellite Dish Programming
Harley-Davidson                                               3.1%
Motorcycles & Related Merchandise
Carnival                                                      2.6%
Largest Cruise Line
National Data                                                 2.4%
Credit Card & Health Claims Processor
Lincare Holdings                                              2.4%
Home Health Care Services
Solectron                                                     2.2%
Electronic Manufacturing Services
Expeditors International of Washington                        1.9%
International Freight Forwarder
AES Corporation                                               1.7%
Power Plants
McKesson HBOC                                                 1.7%
Hospital Computer Services (formerly HBO & Co.)
RCN                                                           1.7%
Metro Market: Voice, Video & Internet Services

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Acorn Fund Portfolio Diversification
--------------------------------------------------------------------------------
  --as a % of net assets, as of 3/31/99

[PIE CHART APPEARS HERE]

Other*  23.8%
Industrial
Goods/Services 8.7%
Consumer Goods/Services 10.3%
Foreign Securities 11.3%
Information 32.0%
Finance 13.9%

* includes "Cash and other assets less liabilities" of 4.0%

Relative Performance
---------------------------------------------------------------
                                   1st quarter     Last 12 mos.
                                          1999
Acorn Fund                               -3.6%           -8.7%
S&P 500                                   5.0%           18.5%
Russell 2000                             -5.4%          -16.3%
Lipper Small Cap Funds Index             -4.7%          -14.7%
S&P MidCap 400                           -6.4%            0.5%

Net Asset Value Per Share 3/31/99: $16.25
-----------------------------------------

The Value of a $10,000 Investment in Acorn Fund
------------------------------------------------
  --June 10, 1970 through December 31, 1998

[PERFORMANCE GRAPH APPEARS HERE]

                                     Acorn Fund      S & P 500
                                       $778,925      ---------
                                                     $ 502,576
Date              Acorn Funds ($)     S & P ($)
-------           ---------------     ---------
1970                 $ 13,587         $ 12,676
1974                   10,691           10,816
1978                   31,777           18,200

1982                   68,208           33,054
1986                  136,843           67,295
1990                  183,674          105,386
1994                  411,750          165,032
1998                  807,685          478,724
3/31/99               778,925          502,576

Average Annual Total Return

1 year    5 years   10 years  Life of Fund
-8.7%      13.1%      15.0%       16.3%

This graph compares the results of $10,000 invested in Acorn Fund on June 10, 1970 (the date Fund shares were first offered to the public), with all dividends and capital gains reinvested, to the S&P 500 Index with dividends reinvested

  The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The Russell 2000 is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000, leaving a market capitalization-weighted index of 2,000 small companies. The Lipper Small Cap Funds Index measures the performance of the 30 largest U.S. small-cap funds tracked by Lipper, including Acorn Fund. The S&P MidCap 400 is a market value-weighted index of 400 stocks that are in the next tier down from the S&P 500. All indexes are unmanaged and returns include reinvested dividends.

  Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.

Acorn Twenty
   --Major Portfolio Changes in the First Quarter

                                   Number of Shares
                                 --------------------
                                 12/31/98    3/31/99
Additions
-----------------------------------------------------
    Information
Acxiom                              50,000    78,000
Concord EFS                              0    66,500
H & R Block                         28,000    50,000
PRIMEDIA                            70,000   200,000
Sterling Commerce                        0    40,000
-----------------------------------------------------
    Health Care
Lincare Holdings                    40,000    80,000
McKesson HBOC
(Acquirer of HBO & Co.)             41,000    36,000
-----------------------------------------------------
    Finance
Americredit                        135,000   255,000
-----------------------------------------------------
    Industrial Goods/Services
Servicemaster                            0   105,000
-----------------------------------------------------
    Energy/Minerals
AES Corporation                     28,000    49,000
MidAmerican Energy
(formerly known as CalEnergy)       35,000    77,000


                                   Number of Shares
                                 --------------------
                                 12/31/98    3/31/99

Sales
-----------------------------------------------------
      Information
AC Nielsen                          25,000         0
Telephone & Data Systems            83,000    51,000
RCN                                170,000   101,000
-----------------------------------------------------
      Consumer Goods/Services
Jones Apparel                       54,000    39,000
-----------------------------------------------------
      Finance
Republic NY                         28,000         0
Peoples Heritage Financial          51,000         0

Acorn Twenty
    --Statement of Investments March 31, 1999


Number of Shares                                                       Value (000)
----------------------------------------------------------------------------------

                                                              Common Stocks: 95.7%
----------------------------------------------------------------------------------
Information: 41.3%
                        --Television Programming: 5.4%
     47,000             Liberty Media Group, AT&T                          $2,473
                        CATV & Satellite Dish Programming
                        --Telephone Services: 7.3%
    101,000             RCN                                                 3,390
                        Metro Market: Voice, Video & Internet Services
                        --Mobile Communications: 6.2%
     51,000             Telephone and Data Systems                          2,875
                        Cellular & Telephone Franchises
                        --Transaction Processors: 4.0%
     66,500             Concord EFS                                         1,833
                        Credit Card Services
                        --Business Software: 2.7%
     40,000             Sterling Commerce                                   1,230
                        Electronic Commerce Software & Services
                        --Business Information/
                        Marketing Services: 15.7%
    200,000             PRIMEDIA                                            2,800
                        Specialty Magazines & Other Publications
     50,000             H & R Block                                         2,369
                        Tax Preparation
     78,000             Acxiom                                              2,067
                        Database Marketing Services
----------------------------------------------------------------------------------
                                                                            7,236
                                                                          --------
Information: Total                                                         19,037

----------------------------------------------------------------------------------
Health Care: 13.9%
                        --Services: 13.9%
     36,000             McKesson HBOC
                        (Acquirer of HBO & Co.)                             2,376
                        Hospital Computer Services
     80,000             Lincare Holdings                                    2,250
                        Home Health Care Services
    110,000             First Health Group                                  1,767
                        PPO Network
                                                                          --------
Health Care: Total                                                          6,393

----------------------------------------------------------------------------------
Consumer Goods/Services: 9.8%
                        --Cruise Lines: 4.5%
     53,000             Royal Caribbean Cruises                             2,067
                        Cruises to Caribbean & Alaska
                        --Leisure Vehicles: 3.0%
     24,000             Harley-Davidson                                     1,380
                        Motorcycles & Related Merchandise


Number of Shares                                                       Value (000)
-----------------------------------------------------------------------------------
                        --Manufacturers: 2.3%
     39,000             Jones Apparel                                     $ 1,089
                        Women's Apparel
                                                                          --------
Consumer Goods/Services: Total                                              4,536

-----------------------------------------------------------------------------------
Finance: 11.0%
                        --Finance Companies: 7.3%
    255,000             Americredit                                         3,347
                        Auto Lending
                        --Insurance: 3.7%
     12,000             Progressive                                         1,722
                        Auto Insurance
                                                                          --------
Finance: Total                                                              5,069

-----------------------------------------------------------------------------------
Industrial Goods/Services: 11.1%

                        --Logistics: 6.5%
     55,000             Expeditors Int'l of Washington                      2,970
                        International Freight Forwarder

                        --Other Industrial Services: 4.6%
    105,000             Servicemaster                                       2,133
                        Facilities Management
                                                                         ---------
Industrial Goods/Services: Total                                            5,103

-----------------------------------------------------------------------------------
Energy/Minerals: 8.6%
                        --Independent Power: 8.6%
     77,000             MidAmerican Energy
                        (formerly known as CalEnergy)                       2,156
                        Growth Utility
     49,000             AES Corporation                                     1,825
                        Power Plants
                                                                         ---------
Energy/Minerals: Total                                                      3,981
                                                                         ---------
Total Common Stocks: 95.7%                                                 44,119
                                                                         ---------
Short-Term Obligations: 5.7%                                                2,609
                                                                         ---------
Total Investments: 101.4%                                                  46,728
                                                                         ---------
Cash and Other Assets less Liabilities: (1.4%)                               (632)
                                                                         ---------
Total Net Assets: 100%                                                    $46,096
-----------------------------------------------------------------------------------

Acorn Foreign Forty
    --Major Portfolio Changes in the First Quarter

                                     Number of Shares
                                ------------------------------
                                 12/31/98            3/31/99
Additions
--------------------------------------------------------------
    Europe
--Germany
MobilCom                               0              2,000
--Finland
Helsinki Telephone                 7,500             15,000
Tieto Corporation                      0             14,000
--United Kingdom
Airtours                          60,000            100,000
Bodycote                          30,000             60,000
Newsquest                              0            150,000
NTL                                9,000             15,000
Scottish Power                         0             50,000
--Italy
SEAT Pagine Gialle                     0            200,000
--Spain
Indra Sistemas                         0             40,000
--Netherlands
Getronics                              0             10,000
Hunter Douglas                    13,000             20,000
Kon. Pakhoed                      20,000             30,000
-------------------------------------------------------------
    Asia
--Hong Kong
SmarTone Telecom                       0            149,900
--Japan
NuSkin Enterprises                 4,500             45,000
Olympus Optical                        0             30,000
Softbank                           2,000              6,000
-------------------------------------------------------------
Other Countries
--Canada
Canadian Natural Resources        20,000             50,000
--Israel
Amdocs                             5,000             20,000

Sales
-------------------------------------------------------------
Europe
--Sweden
Autoliv                            4,000                  0
--United Kingdom
Hays                              60,000             40,000
Logica                            45,000             20,000
--Italy
Olivetti                         160,000                  0
--Netherlands
Unique International              23,000                  0
-------------------------------------------------------------
    Asia
--Hong Kong
Li and Fung                        7,000                  0
--Japan
NTT Data                             100                  0
Terumo                            10,000                  0
--Singapore
Natsteel Electronics             200,000            100,000
-------------------------------------------------------------
    Other Countries
--South Africa
Comparex Holdings                 16,000                  0

Acorn Foreign Forty
    --Statement of Investments March 31, 1999


Number of Shares                                                       Value (000)
----------------------------------------------------------------------------------

                                                              Common Stocks: 94.0%
----------------------------------------------------------------------------------
Europe: 68.8%
                   --Germany: 3.8%
     2,000         MobilCom                                               $   525
                   Telecommunication Services
     3,000         Rhoen Klinikum                                             330
                   Hospital Management
----------------------------------------------------------------------------------
                                                                              855
                   --Denmark: 2.0%
     7,000         ISS International System                                   455
                   Cleaning Services

                   --Finland: 5.8%
    15,000         Helsinki Telephone                                         734
                   Telecommunications Operator
    14,000         Tieto Corporation                                          577
                   Computer Services/Consulting
----------------------------------------------------------------------------------
                                                                            1,311
                   --France: 4.0%
     5,000         Atos                                                       459
                   Computer Services/Transaction Processing
     2,000         SITA                                                       451
                   Waste Hauling & Landfills
----------------------------------------------------------------------------------
                                                                              910
                   --United Kingdom: 29.0%
    15,000         NTL                                                      1,221
                   Voice, Video & Data Services
   150,000         Newsquest                                                  938
                   Regional Newspapers
    60,000         Bodycote                                                   787
                   Materials Technology & Metal Processing
   100,000         Airtours                                                   735
                   Packaged Tour Vacations
    30,000         Serco Group                                                712
                   Facilities Management
   200,000         Smith & Nephew                                             487
                   Medical Equipment
    50,000         Scottish Power                                             436
                   Electric Utility
    40,000         Hays                                                       412
                   Outsourcing Services
    35,000         Sema Group                                                 395
                   Computer Software & Services
    10,000         Energis                                                    284
                   Telecommunications Services
    20,000         Logica                                                     206
                   Computer Software & Services
----------------------------------------------------------------------------------
                                                                            6,613
                   --Switzerland: 4.9%
       400         Cie Fin Richemont                                          665
                   Luxury Goods, Tobacco & Pay TV
       300         Pargesa Holdings                                           443
                   Industrial & Media Conglomerate
----------------------------------------------------------------------------------
                                                                            1,108

Number of Shares                                                       Value (000)
----------------------------------------------------------------------------------
                   --Italy: 4.4%
    42,000         Editoriale L'Espresso                                  $   472
                   Newspapers & Magazines
    30,000         Autogrill Finanziari                                       296
                   Tollway Restaurants
   200,000         SEAT Pagine Gialle                                         234
                   Yellow Pages
----------------------------------------------------------------------------------
                                                                            1,002
                   --Spain: 5.5%
     7,500         Aguas de Barcelona                                         451
                   Utility
    40,000         Indra Sistemas                                             413
                   Business Information Services
    12,000         Mapfre Vida                                                395
                   Life Insurance & Mutual Funds
----------------------------------------------------------------------------------
                                                                            1,259
                   --Netherlands: 9.4%
    30,000         Kon. Pakhoed                                               727
                   Logistics
    20,000         Hunter Douglas                                             583
                   Decorative Window Coverings
     6,400         ASR Verzekeringsgroep                                      473
                   Insurance
    10,000         Getronics                                                  369
                   Computer Services
----------------------------------------------------------------------------------
                                                                            2,152
                                                                         ---------
Europe: Total                                                              15,665

----------------------------------------------------------------------------------
Asia: 14.6%
                   --Hong Kong: 1.9%
   149,900         SmarTone Telecom                                           434
                   Mobile Telecommunications

                   --Japan: 11.5%
    45,000         NuSkin Enterprises                                       1,029
                   Personal Care/Herbal Products
     6,000         Softbank                                                   673
                   Internet Leader in Japan
    30,000         Olympus Optical                                            395
                   Medical Equipment
     4,000         Takefuji                                                   307
                   Unsecured Consumer Loans
     2,500         Nintendo                                                   216
                   Video Games
----------------------------------------------------------------------------------
                                                                            2,620
                   --Singapore: 1.2%
   100,000         Natsteel Electronics                                       273
                   Electronic Manufacturing Services
Asia: Total                                                                 3,327
                                                                         ---------

Acorn Foreign Forty
    --Statement of Investments, continued

Number of Shares                                                       Value (000)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Other Countries: 10.6%
                   --Canada: 7.2%
     50,000        Canadian Natural Resources                             $   859
                   Oil & Gas Producer
     20,000        Celestica                                                  654
                   Electronic Manufacturing Services
      7,000        Power Financial                                            134
                   Financial Services Holding Company
                                                                            1,647
----------------------------------------------------------------------------------
                   --Israel: 1.9%
     20,000        Amdocs                                                     433
                   Telecommunications Billing & Customer Care Software

                   --United States: 1.5%
      6,000        Global TeleSystems                                         336
                   Telecommunication Services
                                                                         ---------
Other: Total                                                                2,416
                                                                         ---------
Total Common Stocks: 94.0%                                                $21,408
                                                                         ---------
Short-Term Obligations: 12.6%                                               2,873
                                                                         ---------
Total Investments: 106.6%                                                  24,281
                                                                         ---------
Cash and Other Assets Less Liabilities: (6.6%)                             (1,512)
                                                                         ---------
Total Net Assets: 100%                                                    $22,769
----------------------------------------------------------------------------------

    --Portfolio Diversification

At March 31, 1999, Acorn Foreign Forty's portfolio of investments as a percent of net assets was diversified as follows:


                                    Value (000)         Percent
-----------------------------------------------------------------
--Information
Telephone Services                   $ 2,547             11.2%
Publishing                             2,083              9.1
Computer Services                      2,006              8.8
CATV                                   1,221              5.4
Business Software                        433              1.9
Business Information                     413              1.8
Contract Manufacturing                   273              1.2
-----------------------------------------------------------------
                                       8,976             39.4
--Health Care
Hospital/Laboratory Supplies             487              2.1
Medical Equipment                        395              1.7
Hospital Management                      330              1.4
-----------------------------------------------------------------
                                       1,212              5.2
--Consumer Goods/Services
Nondurables                            1,029              4.5
Travel                                   735              3.2
Entertainment                            665              2.9
Durable Goods                            583              2.6
Restaurants                              296              1.3
Consumer Software                        216              1.0
-----------------------------------------------------------------
                                       3,524             15.5
--Finance
Insurance                              1,002              4.5
Closed End Funds                         443              1.9
Savings & Loans                          307              1.3
-----------------------------------------------------------------
                                       1,752              7.7
                                    Value (000)         Percent
-----------------------------------------------------------------
--Industrial Goods/Services
Outsourcing Services                 $ 1,579              6.9%
Industrial Materials                     787              3.5
Industrial Services                      727              3.2
Electrical Components                    654              2.9
-----------------------------------------------------------------
                                       3,747             16.5
--Energy/Minerals
Oil/Gas Producers                        859              3.8
-----------------------------------------------------------------
                                         859              3.8
--Other Industries
Regulated Utilities                      887              3.9
Waste Management                         451              2.0
-----------------------------------------------------------------
                                       1,338              5.9
                                   ------------------------------
Total Common Stocks:                  21,408             94.0
                                   ------------------------------
Short-Term Obligations:                2,873             12.6
                                   ------------------------------
Total Investments:                    24,281            106.6

Cash and Other Assets less
                                   ------------------------------
   Liabilities:                       (1,512)            (6.6)
                                   ------------------------------
Net Assets:                          $22,769            100.0%
-----------------------------------------------------------------

Acorn USA
    --Major Portfolio Changes in the First Quarter

                                                    Number of Shares
                                             --------------------------------
                                             12/31/98               3/31/99
Additions
-----------------------------------------------------------------------------
    Information
CACI International                                  0              206,000
IntelliQuest Information                      408,100              483,100
National Data                                 214,300              239,300
Pinnacle Holdings                                   0               50,000
Playboy Enterprises                                 0               31,800
Sykes Enterprises                             258,500              353,500
-----------------------------------------------------------------------------
    Health Care
Lincare Holdings                              352,200              382,200
-----------------------------------------------------------------------------
    Consumer Goods/Services
Whole Foods Market                                  0               30,000
-----------------------------------------------------------------------------
    Finance
Americredit                                   135,000              407,000
Phoenix Investment Partners                         0              130,000
-----------------------------------------------------------------------------
    Industrial Goods/Services
Labor Ready                                         0               95,000
-----------------------------------------------------------------------------
    Energy/Minerals
MidAmerican Energy                            674,400              684,400
(formerly known as CalEnergy)

                                                     Number of Shares
                                              ------------------------------
                                              12/31/98             3/31/99
Sales
----------------------------------------------------------------------------
        Information
Centennial Cellular                           254,000                    0
Info USA, Cl. A                               107,000                    0
Kronos                                        147,100              166,650
(includes effect of 3 for 2 stock split)
Liberty Media Group, AT&T                     106,000               71,000
(formerly known as Liberty Media
 Group, Tele-Communications)
Mettler Toledo                                 56,000                    0
TV Guide                                      288,000              258,000
(formerly known as United
 Video Satellite Group)
----------------------------------------------------------------------------
    Consumer Goods/Services
First Years                                     2,500                    0
Fresh Foods                                    84,700                    0
----------------------------------------------------------------------------
    Finance
Washington Mutual                              94,400               66,400
----------------------------------------------------------------------------
    Industrial Goods/Services
Farr Company                                  221,200               92,700
----------------------------------------------------------------------------
    Energy/Minerals
GeoScience                                    179,000                    0
----------------------------------------------------------------------------
    Other Industries
Forest City Enterprises, Cl. A                 85,400               28,400

Acorn USA
    --Statement of Investments March 31, 1999


Number of Shares                                                       Value (000)
----------------------------------------------------------------------------------
                                                              Common Stocks: 93.2%
----------------------------------------------------------------------------------
Information: 40.1%
                   --Broadcasting: 2.0%
     209,100       Data Transmission Network                              $ 4,992
                   Data Services for Farmers

                   --Television Programming: 5.5%
     258,000       TV Guide                                                 9,514
                   (formerly known as United Video Satellite Group)
                   TV Program Guides & Programming
      71,000       Liberty Media Group, AT&T                                3,736
                   CATV Programming
      31,800       Playboy Enterprises                                        716
                   CATV Programming
-----------------------------------------------------------------------------------
                                                                           13,966
                   --Telephone Services: 6.6%
     434,700       RCN                                                     14,590
                   Metro Market: Voice, Video & Internet Services
      55,500       Commonwealth Telephone                                   2,043
                   Rural Market: Local, Long Distance & Internet Access
-----------------------------------------------------------------------------------
                                                                           16,633
                   --Mobile Communications: 1.4%
     121,800       COMARCO                                                  2,740
                   Wireless Network Testing
      50,000       Pinnacle Holdings                                          756
                   Towers for Cellular, PCs, & Paging
-----------------------------------------------------------------------------------
                                                                            3,496
                   --Telecommunications Equipment: 1.0%
     377,100       Aspect Telecommunications                                2,498
                   Call Center Equipment

                   --Gaming Equipment: 0.8%
     146,000       International Game Technology                            2,126
                   Slot Machines & Progressive Jackpots

                   --Computer Services: 4.9%
     353,500       Sykes Enterprises                                       11,422
                   Call Center Services
     534,700       Aztec Technology Partners                                  886
                   Technology Staffing Services
-----------------------------------------------------------------------------------
                                                                           12,308
                   --Consumer Software: 0.4%
      75,500       Activision                                                 934
                   Entertainment Software

                   --Business Software: 1.5%
     210,400       Systems & Computer Technology                            2,104
                   Enterprise Software & Services
     214,000       JDA Software                                             1,592
                   Applications Software & Services for Retailers
      21,600       Information Management                                      46
                   Call Center Software
-----------------------------------------------------------------------------------
                                                                            3,742
                   --Transaction Processors: 4.0%
     239,300       National Data                                           10,051
                   Credit Card & Health Claims Processor

Number of Shares                                                       Value (000)
-----------------------------------------------------------------------------------
                   --Business Information/
                   Marketing Services: 3.6%
     483,100       IntelliQuest Information                               $ 4,891
                   Technology Market Research
     206,000       CACI International                                       3,489
                   Technology Services for Government
     154,400       Info USA, Cl. B                                            695
                   Business Data for Sales Leads
-----------------------------------------------------------------------------------
                                                                            9,075

                   --Computer Hardware/
                   Related Systems: 8.4%
     518,500       Micros Systems                                          17,111
                   Information Systems for Restaurants & Hotels
     166,650       Kronos                                                   4,083
                   Time Accounting Software & Clocks
-----------------------------------------------------------------------------------
                                                                           21,194
                                                                          ---------
Information: Total                                                        101,015

-----------------------------------------------------------------------------------
Health Care: 7.7%
                   --Biotechnology/Drug Delivery: 0.3%
      78,000       Synaptic Pharmaceuticals                                   536
                   Receptor Targeted Drug Design
      27,000       CuraGen                                                    179
                   Genomics
-----------------------------------------------------------------------------------
                                                                              715
                   --Services: 7.4%
     382,200       Lincare Holdings                                        10,749
                   Home Health Care Services
     352,000       First Health                                             5,654
                   PPO Network
     540,000       Magellan Health Services                                 2,261
                   Mental Health Services
-----------------------------------------------------------------------------------
                                                                           18,664
                                                                          ---------
Health Care: Total                                                         19,379

-----------------------------------------------------------------------------------
Consumer Goods/Services: 2.9%
                   --Retail: 2.9%
     930,600       Host Marriott Services                                   6,282
                   Fast Food Kiosks in Airports
      30,000       Whole Foods Market                                       1,031
                                                                          ---------
                   Natural Food Supermarkets
Consumer Goods/Services: Total                                              7,313

-----------------------------------------------------------------------------------
Finance: 14.7%
                   --Savings & Loans: 1.4%
      66,400       Washington Mutual                                        2,714
                   West Coast Savings & Loan
     156,500       Coast Contingency Rights                                   929
                   Litigation Claim Against US Government
-----------------------------------------------------------------------------------
                                                                            3,643


Number of Shares                                                       Value (000)
----------------------------------------------------------------------------------
                   --Finance Companies: 3.4%
     407,000       Americredit                                            $  5,342
                   Auto Lending
     590,000       World Acceptance                                          3,171
                   Personal Loans
----------------------------------------------------------------------------------
                                                                             8,513

                   --Money Management: 0.8%
     130,000       Phoenix Investment Partners                               1,121
                   Mutual Fund & Pension Manager
      52,800       Pioneer Group                                               782
                   Equity Mutual Funds
----------------------------------------------------------------------------------
                                                                             1,903
                   --Insurance: 9.1%
     354,700       UICI                                                      7,981
                   Health Insurance
     392,100       Acceptance Insurance                                      5,293
                   Crop Insurance
     184,500       AmerUs Life Holdings                                      4,428
                   Annuities/Life Insurance
      93,000       Leucadia National                                         2,813
                   Insurance Holding Company
      13,800       Markel                                                    2,487
                   Specialty Insurance
----------------------------------------------------------------------------------
                                                                            23,002
                                                                            ------
Finance: Total                                                              37,061

----------------------------------------------------------------------------------
Industrial Goods/Services: 12.3%
                   --Steel: 0.7%
     119,000       Atchison Casting                                            959
                   Steel Foundries
      77,300       Schnitzer Steel                                             918
                   Scrap Steel Processor
----------------------------------------------------------------------------------
                                                                             1,877
                   --Industrial Distribution: 0.5%
      70,000       Vallen                                                    1,190
                   Safety Products Distribution

                   --Machinery: 0.3%
      92,700       Farr Company                                                788
                   Filters

                   --Specialty Chemicals: 1.4%
     225,600       Lilly Industries, Cl. A                                   3,483
                   Industrial Coatings

                   --Other Industrial Services: 9.4%
     346,000       Hub Group                                                 8,217
                   Truck & Rail Freight Forwarder
     402,500       Wackenhut, Cl. B                                          6,843
                   Prison Management
     347,400       Insurance Auto Auctions                                   4,212
                   Auto Salvage Services
Number of Shares                                                        Value (000)
----------------------------------------------------------------------------------
      95,000       Labor Ready                                            $  2,476
                   Temporary Manual Labor
     244,500       Compass International Services                            1,834
                   Collection Agencies
----------------------------------------------------------------------------------
                                                                            23,582
                                                                        ----------
Industrial Goods/Services: Total                                            30,920

----------------------------------------------------------------------------------
Energy/Minerals: 14.9%
                   --Independent Power: 7.6%
     684,400       MidAmerican Energy                                       19,163
                   (formerly known as CalEnergy)
                   Growth Utility

                   --Oil/Gas Producers: 2.1%
     473,800       Tesoro Petroleum                                          5,212
                   Oil Refinery/Gas Reserves

                   --Distribution/Marketing/Refining: 4.8%
     283,000       Atmos Energy                                              6,810
                   Natural Gas Utility
     208,400       Dynegy                                                    2,931
                   Natural Gas & Electric Processing & Marketing
      92,300       Equitable Resources                                       2,406
                   Natural Gas Utility & Producer
----------------------------------------------------------------------------------
                                                                            12,147
                   --Oil Services: 0.4%
     35,000        J Ray McDermott                                           1,046
                   Offshore Construction
                                                                         ---------
Energy/Minerals: Total                                                      37,568

----------------------------------------------------------------------------------
Real Estate: 0.6%
     37,300        Gaylord Entertainment                                       905
                   Opryland Hotel & Other Assets
     28,400        Forest City Enterprises Cl. A                               687
                   Shopping Centers
                                                                        ----------
Real Estate: Total                                                           1,592
                                                                        ----------
Total Common Stocks: 93.2%                                                 234,848
                                                                        ----------
Short-Term Obligations: 7.1%                                                17,988
                                                                        ----------
Total Investments: 100.3%                                                  252,836
                                                                        ----------
Cash and Other Assets Less Liabilities: (0.3%)                                (808)
                                                                        ----------
Total Net Assets: 100%                                                    $252,028
----------------------------------------------------------------------------------

Acorn International
    --Major Portfolio Changes in the First Quarter

                                                  Number of Shares
                                               ---------------------
                                               12/31/98      3/31/99
Additions
--------------------------------------------------------------------------------
    Europe
--Germany
EM.TV & Merchandising                                 0        7,000
Fresenius, Pfd.                                       0       40,000
Sixt                                                  0       50,000

--Denmark
Carli Gry                                       100,000      150,000
ISS International System                         45,000       75,000

--Finland
Helsinki Telephone                               85,000      150,000
Talentum                                      1,200,000    1,300,000

--Sweden
Mandator                                         50,000    1,000,000
Sigma                                                 0      250,000
WM Data Nordic                                1,800,000    1,830,000

--United Kingdom/Ireland
Bodycote                                        450,000      650,000
Esat Telecom (Ireland)                                0       75,000
Hogg Robinson                                 1,100,000    1,500,000
Icon (Ireland)                                        0      100,000
Newsquest                                             0      760,000
Photobition Group                                     0      665,000
Premier Oil                                  10,000,000   15,000,000
Saville Systems ADR (Ireland)                   325,000      400,000
Smith & Nephew                                  500,000    2,500,000

--Switzerland
Sarasin & Cie Bank                                4,500        6,500
Selecta Group                                    60,000       65,000

--Italy
SEAT Pagine Gialle                                    0    2,000,000

--Spain/Portugal
Aguas de Barcelona                               79,500      100,000
Cortefiel                                       250,000      350,000
Filmes Lusomundo (Portugal)                     118,200      417,000
Mapfre Vida                                     370,000      400,000

--Netherlands
Kempen                                          300,000      400,000
Kon. Pakhoed                                    150,000      250,000

--Hungary
Gedeon Richter                                   30,000       80,000
Matav                                           750,000    1,200,000
                                                  Number of Shares
                                               ---------------------
                                               12/31/98      3/31/99
Additions
-------------------------------------------------------------------------------
    Asia
--Hong Kong
Li and Fung                                  14,327,000   14,999,000
SmarTone Telecom                                      0    2,500,000
TVB                                           1,500,000    2,000,000
Varitronix International                      9,250,000   10,000,000

--Japan
Aiful                                                 0       13,000
Bellsystem 24                                    10,000       20,000
Kadokawa Shoten                                       0       33,000
Meitec                                                0       65,000
Nichii Gakkan                                         0       90,000
(includes effect of 15% stock dividend)
NuSkin Enterprises                              132,000      310,000
OBIC                                                  0       27,600
(includes effect of 20% stock dividend)
Olympus Optical                                       0      500,000
Otsuka Kagu                                           0       21,000
Ryohin Keikaku                                   76,500      115,000
Takefuji                                              0       80,000
Trans Cosmos                                          0       31,000

--Korea
S1 Corporation                                        0       31,000

-------------------------------------------------------------------------------
    Latin America
--Brazil
Embratel                                              0      250,000

-------------------------------------------------------------------------------
    Other Countries
--Australia
AAPT                                          4,000,000    5,000,000

--Canada
Bracknell                                       800,000    1,110,000
Celestica                                       600,000      650,000
Canadian Natural Resources                      400,000      500,000
Leitch Technology                                     0      300,000
Power Financial                                 400,000      500,000

--Israel
ECI Telecom                                           0      225,000
Galileo Technology                               90,000      250,000

--South Africa
Dimension Data                                2,000,000    2,500,000

--United States
Global TeleSystems                               40,000       75,000


                                           Number of Shares
                                           -----------------
                                           12/31/98  3/31/99

Sales
--------------------------------------------------------------
         Europe
--Germany/Austria
Cewe Color Holding                          18,500       8,000
Merck KGA                                  200,000     150,000
United International
   Holdings (Austria)                      473,000     250,000

--Finland
KCI Konecranes International               135,000           0

--Sweden
Atle                                       315,000           0
Getinge Industrier                         760,000           0
Semcon                                      35,400           0

--France
Virbac                                       6,600           0

--United Kingdom
AEA Technology                             650,000     385,000
City Centre Restaurants                  4,400,000           0
Dialog Corporation                         350,000           0
Edinburgh Fund Managers                    766,000           0
Energis                                     50,000           0
Hays                                       350,000           0
Ocean Group                                225,000           0
Ocean Group, Cl. B                         250,000           0
Sema Group                                 401,908           0
Serco Group                              2,045,000   2,000,000
Vosper Thornycroft Holdings                270,500           0

--Italy/Greece
Gewiss                                     600,000     110,000
Industrie Natuzzi ADR                      400,000     300,000
Hellenic Bottling (Greece)                 250,000           0

--Spain
Sol Melia                                  150,000           0

--Portugal
Jeronimo Martins                            13,800           0

--Netherlands
DOCdata                                    175,000           0

--Hungary
Pick Szeged                                100,000           0

                                              Number of Shares
                                              -----------------
                                              12/31/98  3/31/99

Sales
------------------------------------------------------------------
         Asia

--India
Housing Development Finance                       80,000         0

--Japan
Fuji Software ABC                                200,000   210,000
(includes effect of 30% stock dividend)
Hokuto                                           108,000         0
NTT Data                                           1,000         0
Terumo                                           120,000         0

------------------------------------------------------------------
         Latin America
--Brazil
Cemig, Pfd.                                  160,000,000         0
Itau Banco                                     8,000,000         0

--Panama
Banco Latinoamericano de                         150,000         0
   Exportaciones

------------------------------------------------------------------
         Other Countries
--Australia
Anaconda Nickel                                2,500,000         0
Mayne Nickless                                 1,250,000         0
Tyndall Australia                              6,500,000         0

--Canada
Shaw Industries                                1,000,000         0

--Israel
Blue Square Israel                               350,000         0

--United States
Carnival                                         350,000         0

Acorn International
    --Statement of Investments March 31, 1999


Number of Shares                                                     Value (000)
-----------------------------------------------------------------------------------
                                                         Common Stocks and Other
                                                   Equity-Like Securities: 93.3%
-----------------------------------------------------------------------------------
Europe:   61.4%
                      --Germany/Austria: 5.0%
       200,000        Rhoen Klinikum Pfd.                                  $19,433
       160,000        Rhoen Klinikum                                        17,619
                      Hospital Management
       250,000        United International Holdings (Austria)               10,875
                      Cable Television for Austria & Other Countries
        40,000        Fresenius, Pfd.                                        7,881
                      Dialysis Equipment & Solutions
       165,000        Flughafen Wien (Austria)                               6,979
                      Vienna Airport Authority
         7,000        EM.TV & Merchandising                                  6,008
                      Children's Television Programming
       150,000        Merck KGA                                              5,182
                      Pharmaceuticals
        50,000        Sixt                                                   3,077
                      Automobile Rental/Leasing
       200,000        Berzelius Umwelt                                       1,943
                      Industrial Waste Recycling
        60,000        Boewe Systec                                           1,619
                      Envelope Stuffing Machines
         8,000        Cewe Color Holding                                     1,503
                      Photographic Developing & Printing
----------------------------------------------------------------------------------
                                                                            82,119

                      --Denmark: 0.8%
        75,000        ISS International System                               4,874
                      Cleaning Services
        50,000        Vest Wood                                              3,123
                      Furniture Company
       150,000        Carli Gry                                              2,615
                      Casual Clothing
        44,000        Kompan International                                   2,364
                      Playground Equipment
----------------------------------------------------------------------------------
                                                                            12,976

                      --Finland: 6.4%
     1,500,000        Tieto Corporation                                     61,780
                      Computer Services/Consulting
     1,300,000        Talentum                                              18,526
                      Trade Journals & Multimedia
       500,000        Fiskars, Series A                                      7,827
                      Scissors & Gardening Tools
       150,000        Helsinki Telephone                                     7,336
                      Telecommunications Operator
       770,000        Elcoteq Network                                        6,251
                      Electronic Manufacturing Services
       100,000        Spar Finland                                           3,995
                      Grocery/Convenience Stores
----------------------------------------------------------------------------------
                                                                           105,715

                      --Norway: 0.1%
       654,750        Atex Media Solutions                                   1,440
                      Print Media Software

Number of Shares                                                        Value (000)
-----------------------------------------------------------------------------------
                      --Sweden: 6.2%
     1,830,000        WM Data Nordic                                       $71,437
                      Computer Services/Consulting
       295,000        Autoliv                                               11,081
                      Seatbelts & Airbags
       400,000        Esselte, Series A                                      6,421
                      Office Supplies & Related Equipment
       475,000        Bure Investment                                        5,892
                      Health Care Services & Investments
     1,000,000        Mandator                                               5,631
                      Computer Services/Consulting
       250,000        Sigma                                                  1,931
                      Technical Consulting
----------------------------------------------------------------------------------
                                                                           102,393

                      --France: 4.5%
       360,000        Atos                                                  33,036
                      Computer Services/Transaction Processing
        62,000        NRJ                                                   12,450
                      Radio Network
        45,000        SITA                                                  10,154
                      Waste Hauling & Landfills
        60,000        Fininfo                                                9,969
                      Data Feeds for French Banks & Brokers
        95,000        Spir Communications                                    5,559
                      Regional Newspapers
        15,000        Penauille Polyservice                                  4,065
                      Industrial Cleaning
         6,200        Assystem                                                 120
                      Nuclear Energy Consulting
----------------------------------------------------------------------------------
                                                                            75,353

                      --United Kingdom/Ireland: 16.2%
     2,000,000        Serco Group                                           47,460
                      Facilities Management
       467,000        NTL                                                   38,002
                      Voice, Video & Data Services
     1,870,000        Capita Group                                          21,554
                      Outsourcing Services
    13,000,000        Electronics Boutique                                  17,576
                      Videogame/Computer Software Stores
     1,000,000        Seton Scholl Healthcare                               12,914
                      Pharmaceuticals
       510,000        Euro Money Publications                               11,835
                      Financial Publications
     1,700,000        Rotork                                                10,730
                      Valve Actuators for Oil & Water Pipelines
     1,350,000        Atkins                                                 8,881
                      Outsourcing Services
       650,000        Bodycote                                               8,526
                      Materials Technology & Metal Processing
     1,500,000        N. Brown Group                                         8,354
                      Mail Order Clothing in Large Sizes
     2,000,000        Shanks & McEwan                                        8,184
                      Landfills & Waste Incinerators
     3,500,000        Taylor Nelson                                          7,811
                      Market Research Services


Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
      2,500,000     Smith & Nephew                                      $ 6,084
                    Medical Equipment & Supplies
      2,000,000     Oriflame International                                5,811
                    Cosmetics Sold Door-to-Door
        500,000     Parity                                                5,638
                    Computer Software, IT Staffing & Services
      3,425,000     HALMA                                                 5,170
                    Fire, Burglary & Flooding Detection Devices
        500,000     Logica                                                5,162
                    Computer Software & Services
      1,500,000     Hogg Robinson                                         5,146
                    Corporate Travel Management
        700,000     Airtours                                              5,142
                    Packaged Tour Vacations
        400,000     Saville Systems ADR (Ireland)                         4,900
                    Telecommunications Billing & Customer Care
                    Software
        760,000     Newsquest                                             4,754
                    Regional Newspapers
        715,000     Fairey Group                                          3,780
                    Electronic Products
     15,000,000     Premier Oil                                           3,390
                    Oil & Gas Producer
         75,000     Esat Telecom (Ireland)                                3,141
                    Telecommunication Services
        665,000     Photobition Group                                     2,582
                    Production of Graphics for Exhibits
        385,000     AEA Technology                                        2,135
                    Lithium Batteries/Nuclear Energy Consulting
        250,000     ITNET                                                 1,550
                    IT Outsourcing Services
        100,000     Icon (Ireland)                                        1,450
                    Contract Research Organization for
                    Drug Development
---------------------------------------------------------------------------------
                                                                        267,662

                    --Switzerland: 6.5%
         20,000     Cie Fin Richemont                                    33,241
                    Luxury Goods, Tobacco & Pay TV
         65,000     Selecta Group                                        20,640
                    Vending Machine Owner/Operator
         33,000     Phoenix Mecano                                       15,652
                    Electrical Components Manufacturer
          6,500     Sarasin & Cie Bank                                   10,935
                    Private Banking
         15,000     Bon Appetit                                           7,854
                    Cash & Carry Stores/Speciality Restaurants
         18,000     Societe Generale d'Affichage                          7,297
                    Billboard Advertising
         13,000     Hero                                                  6,605
                    Packaged Foods
          3,200     Pargesa Holdings                                      4,724
                    Industrial & Media Conglomerate
---------------------------------------------------------------------------------
                                                                        106,948

Number of Shares                                                     Value (000)
---------------------------------------------------------------------------------
                    --Italy/Greece: 8.0%
      2,900,000     Autogrill                                           $28,647
                    Tollway Restaurants
      2,000,000     Editoriale L'Espresso                                22,456
                    Newspapers & Magazines
        700,000     Banco Pop Commercia e Industria                      17,193
                    Regional Bank
      3,000,000     Banca Fideuram                                       17,166
                    Life Insurance & Mutual Funds
      1,400,000     Aeroporti di Roma                                    11,034
                    Airport Management
      1,200,000     Attica Enterprises (Greece)                          10,216
                    Ferry Line
      1,400,000     Mediolanum                                            9,280
                    Life Insurance & Mutual Funds
        250,000     Banca Popolare Di Bergamo                             6,343
                    Regional Bank
        300,000     Industrie Natuzzi ADR                                 4,950
                    Leather Couches
      2,000,000     SEAT Pagine Gialle                                    2,343
                    Yellow Pages Publisher
        110,000     Gewiss                                                2,179
                    Electrical Plugs & Switches
---------------------------------------------------------------------------------
                                                                        131,807

                    --Spain/Portugal: 2.4%
        400,000     Mapfre Vida                                          13,150
                    Life Insurance & Mutual Funds
        350,000     Cortefiel                                             8,124
                    Apparel Retailer
        650,000     Prosegur                                              7,052
                    Security Guards
        100,000     Aguas de Barcelona                                    6,013
            250     Aguas de Barcelona New Shares                            15
                    Utility
        417,000     Filmes Lusomundo (Portugal)                           5,290
                    Newspapers, Radio, Video, Film Distribution
---------------------------------------------------------------------------------
                                                                         39,644

                    --Netherlands: 4.8%
        400,000     Kempen                                               22,153
                    Stock Brokerage/Investment Management
        560,000     Getronics                                            20,676
                    Computer Services/Consulting
        145,000     ASR Verzekeringsgroep                                10,723
                    Insurance
        300,000     Hunter Douglas                                        8,745
                    Decorative Window Coverings
        950,000     Scala Business Solutions                              6,102
         95,775     Scala Business Solutions Warrants 3/31/01                 5
                    Enterprise Software for Small-to-Medium
                    Sized Companies
        250,000     Kon. Pakhoed                                          6,059
                    Logistics
        370,000     Wegener Arcade NV                                     5,612
                    Newspapers/Direct Marketing
---------------------------------------------------------------------------------
                                                                         80,075

Acorn International
    --Statement of Investments, continued


Number of Shares                                                      Value (000)
---------------------------------------------------------------------------------
                      --Hungary: 0.5%
      1,200,000       Matav                                            $    6,395
                      Telecommunications Services
         80,000       Gedeon Richter                                        2,595
                      Pharmaceuticals
---------------------------------------------------------------------------------
                                                                            8,990
                                                                        ---------
Europe: Total                                                           1,015,122

---------------------------------------------------------------------------------
Asia: 19.0%
                      --Hong Kong: 3.7%
     14,999,000       Li and Fung                                          31,741
                      Sourcing of Consumer Goods
     10,000,000       Varitronix International                             15,614
                      LCD Manufacturer
      2,000,000       TVB                                                   7,291
                      Television Broadcasting
      2,500,000       SmarTone Telecom                                      7,242
                      Cellular Telephone Services
---------------------------------------------------------------------------------
                                                                           61,888

                      --India: 0.0%
      2,000,000       Centurion Quantum Growth                                462
                      Closed-End Fund

                      --Japan: 8.1%
        115,000       Ryohin Keikaku                                       18,256
                      Designer & Retailer of Muji Brand Specialty
                      Consumer Goods
        125,000       Nidec                                                15,410
                      Spindle Motor Manufacturer
        210,000       Fuji Software ABC                                    13,742
                      Computer Services/Consulting
        130,000       Nintendo                                             11,218
                      Video Games
        255,000       Noritsu Koki                                          7,644
                      Photo Processing Equipment Manufacturer
        100,000       Orix                                                  7,507
                      Finance Leasing
        310,000       NuSkin Enterprises                                    7,091
                      Direct Distributor of Cosmetics & Sundries
         20,000       Bellysystem 24                                        6,839
                      Telemarketing
        500,000       Olympus Optical                                       6,586
                      Photographic & Medical Equipment
         90,000       Nichii Gakkan                                         6,574
                      Healthcare Services
         80,000       Takefuji                                              6,147
                      Consumer Lending
         27,600       OBIC                                                  5,139
                      Systems Integration for
                      Small to Medium Sized Companies
         54,000       Secom                                                 5,116
                      Central Station Alarm Business
         33,000       Kadokawa Shoten                                       4,403
                      Magazine/Book Publisher
Principal Amount or
Number of Shares                                                      Value (000)
---------------------------------------------------------------------------------
        218,000       Shinki                                           $    3,663
                      Corporate & Consumer Lending
        207,000       Arrk Corporation                                      2,325
                      Industrial Modeling
         21,000       Otsuka Kagu                                           2,305
                      Furniture Retailer
         65,000       Meitec                                                1,894
                      Engineering Outsourcing
         31,000       Trans Cosmos                                          1,361
                      Information Technology Services & Investments
         13,000       Aiful                                                   886
                      Consumer Lending
---------------------------------------------------------------------------------
                                                                          134,106

                      --Taiwan: 0.2%
      1,249,616       Chroma Ate                                            2,715
                      Electronics Manufacturing Test
                      & Measurement Instruments

                      --Malaysia: 0.1%
      1,595,000       Malaysian Oxygen                                      2,384
                      Industrial Gases

                      --Philippines: 0.8%
     $8,750,000       Int'l Container Terminal
                      Services Cv. 1.75% 3/13/04                            7,525
     79,260,000       Int'l Container Terminal Services                     5,318
                      Container Handling Terminals & Port Management
---------------------------------------------------------------------------------
                                                                           12,843

                      --South Korea: 0.4%
         31,000       S1 Corporation                                        5,861
                      Central Station Alarm Business

                      --Singapore: 5.7%
      7,500,000       Venture Manufacturing                                33,844
                      Electronic Manufacturing Services
     10,000,000       Datacraft Asia                                       23,400
                      Network Systems Integration
      6,500,000       Natsteel Electronics                                 17,749
                      Electronic Manufacturing Services
      9,500,000       Star Cruises                                         17,385
                      Cruise Line
     16,900,000       Genting International                                 1,690
                      Investment Holding
---------------------------------------------------------------------------------
                                                                           94,068
                                                                          -------
Asia: Total                                                               314,327

---------------------------------------------------------------------------------
Latin America:4.7%
                      --Mexico: 3.2%
      7,000,000       Grupo Industrial Bimbo                               15,578
                      Bread, Baked Goods & Snacks
      3,500,000       Kimberly Clark de Mexico                             13,172
                      Paper Products

     Number of Shares                                                           Value (000)
     -------------------------------------------------------------------------------------
         3,600,000             Corp Interamericana de
                               Entretenimiento                                     $10,657
                               Special Events & Live Entertainment
         2,300,000             Grupo Continental                                     6,519
                               Beverages
         8,940,000             Nadro, Series L                                       6,513
                               Pharmaceutical Distributor
     -------------------------------------------------------------------------------------
                                                                                    52,439
                               --Brazil: 0.6%
           470,000             Elevadores Atlas                                      4,933
                               Elevator Installation & Maintenance
           250,000             Embratel                                              4,172
                               Long Distance Telephone Services
     -------------------------------------------------------------------------------------
                                                                                     9,105
                               --Argentina: 0.6%
           400,000             IRSA GDS                                             10,550
                               Real Estate Management & Development

                               --Peru: 0.3%
         6,500,000             Enrique Ferreyros                                     4,623
                               Heavy Machinery Dealer
                                                                                   -------
     Latin America:            Total                                                76,717

     -------------------------------------------------------------------------------------
     Other Countries: 8.2%
                               --Australia: 0.9%
         5,000,000             AAPT                                                 14,840
                               Telecommunications Services

                               --Canada: 3.9%
           650,000             Celestica                                            21,269
                               Electronic Manufacturing Services
           500,000             Power Financial                                       9,585
                               Financial Services Holding Company
           500,000             Canadian Natural Resources                            8,593
                               Oil & Gas Producer
           300,000             Leitch Technology                                     5,553
                               Equipment for Television Production
         1,110,000             Bracknell                                             4,806
                               Electrical Contractor & Facilities Management
           600,000             LGS Group                                             4,700
                               Computer Systems Integration
           350,000             Penn West Petroleum                                   4,500
                               Oil & Gas Producer
     Principal Amount or
     Number of Shares                                                          Value (000)
     -------------------------------------------------------------------------------------
         4,000,000             Dundee Realty                                      $  3,199
                               Real Estate
           100,000             Northstar Energy                                      2,710
                               Oil & Gas Producer
     -------------------------------------------------------------------------------------
                                                                                    64,915
                               --Israel: 1.2%
           225,000             ECI Telecom                                           7,875
                               Digital Telecommunication Equipment
           250,000             Galileo Technology                                    7,312
                               Communications Semiconductors
           200,000             Amdocs                                                4,325
                               Telecommunications Billing & Customer Care
                               Software
     -------------------------------------------------------------------------------------
                                                                                    19,512
                               --South Africa: 1.2%
         2,500,000             Dimension Data                                       11,075
                               Networks & Computer Services
         1,050,000             Comparex Holdings                                     8,166
                               Computer Networking & Systems Integration
     -------------------------------------------------------------------------------------
                                                                                    19,241
                               --Russia: 0.0%
        $1,500,000             Khanty Mansiysk 10% Notes                               750
               419             Khanty Mansiysk                                          94
                               Oil Production in Russia
     -------------------------------------------------------------------------------------
                                                                                       844
                               --United States: 1.0%
           325,000             AES Corporation                                      12,106
                               Power Plants
            75,000             Global TeleSystems                                    4,195
                               Telephone Services
     -------------------------------------------------------------------------------------
                                                                                    16,301
                                                                                ----------
     Other:                    Total                                               135,653

     Total Common Stocks and Other                                              ----------
        Equity-Like Securities: 93.3%                                            1,541,819
                                                                                ----------
     Short-Term Obligations: 6.0%                                                   98,449
                                                                                ----------
     Total Investments: 99.3%                                                    1,640,268
                                                                                ----------
     Cash and Other Assets less Liabilities: 0.7%                                   12,076
                                                                                ----------
     Total Net Assets: 100%                                                     $1,652,344
     -------------------------------------------------------------------------------------

Acorn International
   --Portfolio Diversification

At March 31, 1999, Acorn International's portfolio of investments as a percent of net assets was diversified as follows:


                                    Value (000)    Percent
------------------------------------------------------------
--Information
Computer Services                   $242,425       14.7%
Publishing                            80,778        4.9
Telephone Services                    63,396        3.8
Contract Manufacturing                51,593        3.1
CATV                                  48,877        3.0
Business Software                     22,410        1.4
Instrumentation                       19,789        1.2
Computer Hardware                     15,410        0.9
Broadcasting                          12,844        0.8
Business Information                  12,551        0.8
Radio                                 12,450        0.8
Marketing                              7,811        0.5
Semiconductors                         7,312        0.4
Advertising                            7,297        0.4
Programming                            6,008        0.3
-------------------------------------------------------
                                     610,951       37.0

--Health Care
Hospital Management                   37,052        2.2
Pharmaceuticals                       20,691        1.3
Medical Equipment                     14,467        0.9
Services                              12,466        0.8
Hospital/Laboratory Supplies           6,084        0.3
-------------------------------------------------------
                                      90,760        5.5

--Consumer Goods/Services
Entertainment                         56,641        3.4
Consumer Services                     53,741        3.3
Retail                                49,106        3.0
Nondurables                           33,901        2.1
Food                                  30,037        1.8
Travel                                29,363        1.8
Restaurants                           28,647        1.7
Durable Goods                         19,826        1.2
Consumer Software                     11,218        0.7
Consumer Goods Distribution           10,508        0.6
Furniture & Textiles                   8,073        0.5
Beverages                              6,519        0.4
Leisure Products                       2,364        0.1
-------------------------------------------------------
                                     339,944       20.6


                                    Value (000)    Percent
----------------------------------------------------------
--Finance
Banks                               $ 34,471        2.1%
Insurance                             33,458        2.0
Money Management                      26,446        1.6
Brokerage                             22,153        1.3
Finance Companies                     17,317        1.0
Closed End Funds                      13,352        0.9
-------------------------------------------------------
                                     147,197        8.9

--Industrial Goods/Services
Outsourcing Services                 116,404        7.0
Electrical Components                 60,965        3.7
Machinery Processing                  24,616        1.5
Industrial Services                   20,378        1.2
Industrial Materials                   8,526        0.6
Speciality Chemicals                   2,384        0.1
-------------------------------------------------------
                                     233,273       14.1

--Energy/Minerals
Oil/Gas Producers                     26,458        1.6
Independent Power                     12,106        0.7
-------------------------------------------------------
                                      38,564        2.3
--Other Industries
Transportation                        41,072        2.5
Waste Management                      20,281        1.2
Real Estate                           13,749        0.8
Regulated Utilities                    6,028        0.4
-------------------------------------------------------
                                      81,130        4.9


Total Common Stocks and           ---------------------
   Other Equity-Like Securities:   1,541,819       93.3
                                  ---------------------
Short-Term Obligations:               98,449        6.0
                                  ---------------------
Total Investments:                 1,640,268       99.3
                                  ---------------------
Cash and Other Assets less
   Liabilities:                       12,076        0.7
                                  ---------------------
Net Assets:                       $1,652,344      100.0%
-------------------------------------------------------


Acorn Fund
    --Major Portfolio Changes in the First Quarter

                                                 Number of Shares
                                               ---------------------
                                               12/31/98      3/31/99
Additions
--------------------------------------------------------------------
    Information
Altera                                                0      24,000
American Power Conversion                       200,000     225,000
Choicepoint                                     270,000     355,000
CMP Media                                       400,000     500,000
Computer Task Group                             590,000     652,000
Comverse Technology                                   0      24,000
Hutchinson Technology                                 0      69,000
IMR Global                                            0     159,000
International Game Technology                 2,262,000   2,342,000
JDA Software Group                              400,000     650,000
Keane                                                 0     123,000
Kronos                                          575,000     913,000
(includes effect of 3 for 2 stock split)
Macrovision                                     150,000     200,000
National Data                                 1,808,000   1,840,000
Natsteel Electronics (Singapore)              1,500,000   2,000,000
NeoPlanet                                             0     250,000
Pinnacle Holdings                                     0     500,000
Playboy Enterprises                              30,000     150,000
PRIMEDIA                                        705,000   1,000,000
RCM Technologies                                500,000     564,000
Security Dynamics                                     0     200,000
Softbank Corporation (Japan)                     86,200     165,000
Sterling Commerce                               228,800     279,000
Structural Dynamics                                   0      33,000
Systems & Computer Technology                   950,000   1,065,000
THQ                                                   0      97,000
World Color Press                               910,000   1,050,000
---------------------------------------------------------------------
    Health Care
Acuson                                                0     414,000
Genome Therapeutics                                   0     578,000
Guilford Pharmaceuticals                              0     290,000
Lincare Holdings                              2,470,000   2,690,000
Myriad Genetics                                       0     432,000
Ocular Sciences                                       0      13,000
Olympus Optical (Japan)                               0     300,000
Protein Design Labs                                   0     329,000
Wesley Jessen Vision                                  0      13,000
--------------------------------------------------------------------
    Consumer Goods/Services
Anchor Gaming                                    86,000     270,000
Aristocrat Leisure (Australia)                        0     500,000
Bally Total Fitness                             236,000     400,000
Ducati Motor (Italy)                                  0   1,800,000
First Years                                     139,000     344,000
Gadzooks                                              0      63,000
Jones Apparel                                   500,000     630,000
Just For Feet                                         0      68,000
Nautica Enterprises                                   0     270,000
St. John Knits                                  340,000     420,000
Station Casinos                                       0     190,000
Steiner Leisure                                       0      45,000
Whole Foods Market                                    0     345,000
--------------------------------------------------------------------
    Finance
Ace Cash Express                                      0      58,000
Affiliated Managers Group                        80,000     180,000
Americredit                                   2,070,000   2,938,000
Chittenden                                            0      64,000
Creditrust Corp                                 165,000     465,000
DVI Health Services                             448,000     533,000
Edinburgh Fund Managers                         484,000   1,250,000
(United Kingdom)
FPIC Insurance                                        0     151,000
HCC Insurance Holdings                                0     320,000
Markel                                                0      75,000
Phoenix Investment Partners                   2,112,000   2,524,000
--------------------------------------------------------------------
    Industrial Goods/Services
Applied Industrial Technologies                 140,000     350,000
Clarcor                                         585,000     987,000
Expeditors International of                   1,000,000   1,100,000
Washington
GP Strategies                                   438,000     512,000
HA.LO Industries                                209,000     801,000
(includes effect of 3 for 2 stock split)
Intermet Holdings                                     0      76,000
Labor Ready                                   1,070,000   1,310,000
Wackenhut, Cl. B                              1,236,000   1,303,000
--------------------------------------------------------------------
    Energy/Minerals
Atmos Energy                                    650,000     847,000
Canadian 88 Energy (Canada)                           0     450,000
Devon Energy                                    650,000     900,000
Dynegy                                          800,000     890,000
Equitable Resources                             900,000   1,000,000
J Ray McDermott                                 400,000     570,000
--------------------------------------------------------------------
    Other Industries
Central Hudson Gas & Electric                         0     130,000
Unisource Energy                                      0     500,000

Acorn Fund
  --Major Portfolio Changes in the First Quarter, continued

                                                        Number of Shares
                                                     -----------------------
                                                      12/31/98       3/31/99
Sales
----------------------------------------------------------------------------
    Information

AC Nielsen                                           1,278,000     638,000
BISYS                                                  231,000     195,000
BRC Holdings                                           608,000           0
Cablevision Systems                                    600,000     125,000
Centennial Cellular                                    450,000           0
Comparex Holdings                                      200,000           0
Filmes Lusomundo (Portugal)                            297,200           0
Harte Hanks Communications                             100,000           0
Jabil Circuit                                          370,000     675,000
  (includes effect of 2 for 1 stock split)
Liberty Media Group, AT&T                            3,500,000   2,750,000
  (formerly known as Liberty media
   Group, Tele-Communications)
Micros Systems                                         886,000     750,000
National Instruments                                   266,000     135,000
Pioneer-Standard Electron                              990,000     790,000
Richey Electronics                                     250,000           0
Sanmina                                                250,000     200,000
SkyTel Communications                                  700,000     400,000
SMART Modular Technology                                52,000           0
Solectron                                              770,000   1,440,000
  (includes effect of 2 for 1 stock split)
Thermo Bio Analysis                                    200,000           0
Thermo Instrument Systems                              705,000     367,000
True North Communications                              200,000           0
TV Guide                                             1,000,000     750,000
  (formerly known as United Video
  Satellite Group)
United International Holdings                          552,000     100,000
  (Austria)
----------------------------------------------------------------------------
    Health Care
Affymetrix                                             307,000     153,000
Getinge Industrier (Sweden)                            495,000           0
Sybron International                                   544,000           0


                                                       Number of Shares
                                                  --------------------------
                                                  12/31/98           3/31/99
----------------------------------------------------------------------------
     Consumer Goods/Services
Autoliv (Sweden)                                       256,000     165,000
Barnes & Noble                                          10,000           0
Carnival                                             2,650,000   1,700,000
Fred Meyer Holdings                                    599,000      25,000
Grand Casinos                                          250,000           0
Harley-Davidson                                      2,200,000   1,700,000
Hellenic Bottling (Greece)                             250,000           0
Industrie Natuzzi (Italy)                              325,000           0
Nintendo (Japan)                                       180,000      87,000
Rio Hotel & Casino                                     155,000           0
Royal Caribbean Cruises                                240,000     140,000
----------------------------------------------------------------------------
    Finance
AmerUs Life Holdings                                   200,000           0
Banco Latinoamericano de                               135,000           0
  Exportaciones (Panama)
SEI Investments                                        604,000     551,000
Washington Mutual                                      664,000     475,000
----------------------------------------------------------------------------
    Industrial Goods/Services
Baldor Electric                                        882,000           0
Cambrex                                                610,000     523,000
Noritsu Koki (Japan)                                    76,000           0
Schnitzer Steel                                        140,000           0
Thermo Electron                                        650,000     325,000
----------------------------------------------------------------------------
    Energy/Minerals
Atwood Oceanics                                        525,000     377,000
Enron Oil & Gas                                      1,220,000     470,000
KN Energy                                              240,000     260,000
  (includes effect of 3 for 2 stock split)
Shaw Industries, Cl. A (Canada)                        440,000           0
Weatherford International                              300,000           0
----------------------------------------------------------------------------
    Other Industries
Cemig (Brazil)                                     112,000,000           0


Acorn Fund
    --Statement of Investments March 31, 1999

Number of Shares                                            Value (000)
------------------------------------------------------------------------
                                                Common Stocks and Other
                                           Equity-Like Securities; 96.0%
-------------------------------------------------------------------------
Information: 32.0%
             Media
             --Broadcasting: 1.7%
   500,000   Young Broadcasting                                  $ 22,812
             Television Stations
   819,000   Data Transmission Network                             19,554
             Data Services for Farmers
    85,000   Univision Communications                               4,250
             TV Network & Stations
   575,000   Granite Broadcasting                                   3,809
             Television Stations
   150,000   Cumulus Media                                          1,763
             Radio Stations
-------------------------------------------------------------------------
                                                                   52,188
             --Cable Television: 0.7%
   100,000   Cablevision Systems, Pfd.                             11,150
   125,000   Cablevision Systems                                    9,266
             Cable TV
-------------------------------------------------------------------------
                                                                   20,416
             --Television Programming: 5.8%
 2,750,000   Liberty Media Group, AT&T                            144,719
             CATV & Satellite Dish Programming
   750,000   TV Guide                                              27,656
             (formerly known as United Video Satellite Group)
             TV Program Guides & Programming
   200,000   Macrovision                                            7,400
             Copyright Protection for Video Tapes & DVDs
   150,000   Playboy Enterprises                                    3,375
             Publishing, CATV
-------------------------------------------------------------------------
                                                                  183,150

             Telecommunications
             --Telephone Services: 2.3%
 1,584,000   RCN                                                   53,163
             Metro Market: Voice, Video & Data Services
   454,000   Commonwealth Telephone                                16,713
             Rural Market: Local, Long Distance &
             Internet Access
   140,000   Startec Global Communications                          1,085
             International Telecommunications
-------------------------------------------------------------------------
                                                                   70,961

             --Mobile Communications: 1.7%
   577,000   Telephone & Data Systems                              32,528
             Cellular & Telephone Franchises
   500,000   Pinnacle Holdings                                      7,562
             Towers for Cellular, PCS, Paging, Etc.
   355,000   COMARCO                                                7,988
             Wireless Network Testing
   400,000   SkyTel Communications                                  6,650
             Nationwide Paging
----------------------------------------------------------------------------
                                                                   54,728

Principal Amount or
Number of Shares                                               Value (000)
----------------------------------------------------------------------------
             --Telecommunications Equipment: 0.3%
   864,000   Aspect Telecommunications                           $  5,724
             Call Center Equipment
    24,000   Comverse Technology                                    2,040
             Voicemail & Other Enhanced Services Equipment
-------------------------------------------------------------------------
                                                                    7,764
             Computer Related Hardware
             --Computer Hardware/
             Related Systems: 1.7%
   750,000   Micros Systems                                        24,750
             Information System for Restaurants & Hotels
   913,000   Kronos                                                22,369
             Time Accounting Software & Clocks
   225,000   American Power Conversion                              6,075
             Uninterruptable Power Systems
    69,000   Hutchinson Technology                                  1,716
             Hard Disk Drive Components
------------------------------------------------------------------------------
                                                                   54,910
             --Semiconductors/
             Related Equipment: 0.4%
   350,000   Oak Industries                                        11,112
             Communications Components
    24,000   Altera                                                 1,428
             Semiconductors/Programmable Logic Devices
------------------------------------------------------------------------------
                                                                   12,540
             --Gaming Equipment: 1.1%
 2,342,000   International Game Technology                         34,105
             Slot Machines & Progressive Jackpots
   380,000   Acres Gaming                                           1,045
             Manufacturer of Casino Systems
------------------------------------------------------------------------------
                                                                   35,150
             --Contract Manufacturing: 3.5%
 1,440,000   Solectron                                             69,930
             Electronic Manufacturing Services
   675,000   Jabil Circuit                                         27,338
             Electronic Manufacturing Services
   200,000   Sanmina                                               12,750
             Backplanes & Electronic Manufacturing Services
------------------------------------------------------------------------------
                                                                  110,018
             --Instrumentation: 1.3%
   675,000   Mettler Toledo                                        16,706
             Laboratory Products
   613,000   Thermoquest                                            7,433
$1,500,000   Thermoquest, 5% Note Due 8/15/00                       1,432
             Mass Spectrometry & Chromatography
   367,000   Thermo Instrument Systems                              5,299
             Scientific & Industrial Instruments

Acorn Fund
    --Statement of Investments, continued


Principal Amount or
Number of Shares                                                  Value  (000)
-------------------------------------------------------------------------------
$5,000,000    Thermo Optek, 5% Note Due 10/15/00                   $    4,850
   265,000    Thermo Optek                                              2,650
              Elemental & Molecular Spectroscopy
   232,000    Metrika Systems                                           1,798
              Gamma Ray Instrumentation
   266,122    Onix Systems                                              1,430
              Field Measurement & Sensor Equipment
-------------------------------------------------------------------------------
                                                                       41,598
              --Business Software: 1.0%
 1,065,000    Systems & Computer Technology                            10,650
              Enterprise Software & Services
   650,000    JDA Software Group                                        4,834
              Applications Software & Services for Retailers
   135,000    National Instruments                                      3,848
              Virtual Instruments
   200,000    Security Dynamics                                         3,725
              Authentication & Encryption Software
    33,000    Structural Dynamics                                         629
              Design Software
    66,000    Information Management                                      140
              Call Center Software
-------------------------------------------------------------------------------
                                                                       23,826
              --Consumer Software: 0.9%
   350,000    Electronic Arts                                          16,625
              Entertainment Software
$6,500,000    Activision, 6.75% Note Due 1/1/05                         5,980
   410,000    Activision                                                5,074
              Entertainment Software
    97,000    THQ                                                       1,976
              Entertainment Software
-------------------------------------------------------------------------------
                                                                       29,655
              --Computer Services: 2.2%
   750,000    Sykes Enterprises                                        24,234
              Call Center Services
   652,000    Computer Task Group                                      13,937
              Application Development & Maintenance Services
   195,000    BISYS                                                    10,969
              Processing for Banks
   564,000    RCM Technologies                                          6,204
              Technology Staffing Services
   535,000    Analysts International                                    6,153
              Technology Staffing Services
   159,000    IMR Global                                                2,822
              Application Development & Maintenance Services
   123,000    Keane                                                     2,621
              Application Development & Maintenance Services
 1,037,000    Aztec Technology Partners                                 1,718
              Application Development & Maintenance Services
   360,000    Dunn Computer                                               765
              Custom Computer Systems for Government
-------------------------------------------------------------------------------
                                                                       69,423

Number of Shares                                                  Value (000)
-------------------------------------------------------------------------------
              Software/Services
              --Business Information/
                Marketing Services/Publishing: 4.2%

 1,050,000    World Color Press                                    $   22,312
              Web-Offset Printing
   355,000    Choicepoint                                              17,706
              Fraud Protection Information
   638,000    ACNielsen                                                17,306
              Market Research, Information & Analysis
 1,000,000    PRIMEDIA                                                 14,000
              Specialty Magazines & Other Publications
   350,000    Acxiom                                                    9,275
              Database Marketing Services
 1,400,000    InfoUSA, Cl. A                                            5,950
 1,000,000    InfoUSA, Cl. B                                            4,500
              Business Data for Sales Leads
-------------------------------------------------------------------------------
                                                                       91,049
              --Internet: 0.2%
   860,000    Getty Images                                             18,060
              Photographs for Publications & Electronic Media
   500,000    CMP Media                                                15,375
              Technology Trade Press
   279,000    Sterling Commerce                                         8,579
              Electronic Commerce Software & Services
   450,000    Information Holdings                                      8,044
              Scientific & Medical Books/Journals
     2,683    Bigfoot International                                     4,025
              Internet Direct Marketing
   250,000    NeoPlanet, Series A                                       2,000
              Web Browser Application
   342,855    GIGA                                                      1,329
    29,714    GIGA Warrants                                                 3
              Data on Information Technology
-------------------------------------------------------------------------------
                                                                       57,415
              --Electronics Distribution: 0.3%
   790,000    Pioneer-Standard Electronics                              5,184
              Component & Computer Distribution
   400,000    Kent Electronics                                          3,975
              Component Distribution & Contract Assembly
-------------------------------------------------------------------------------
                                                                        9,159
              --Transaction Processors: 2.7%
 1,840,000    National Data                                            77,280
              Credit Card & Health Claims Processor
   300,000    Concord EFS                                               8,269
              Credit Card Processor
-------------------------------------------------------------------------------
                                                                       85,549
                                                                   ------------
Information: Total                                                  1,009,499


Number of Shares                                                   Value (000)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Health Care: 7.6%
                        --Biotechnology/Drug Delivery: 1.3%
     450,000            Inhale Therapeutic Systems                   $ 12,206
                        Pulmonary Drug Delivery
     768,000            Synaptic Pharmaceuticals                        5,280
                        Receptor Targeted Drug Design
     329,000            Protein Design Labs                             4,956
                        Computer Designed Monoclonal Antibodies
     432,000            Myriad Genetics                                 3,888
                        Gene Discovery & Diagnostic Products
     915,000            Microcide Pharmaceuticals                       3,774
                        Antibiotics
   1,508,000            Corvas International                            3,770
                        Rational Drug Design
     290,000            Guilford Pharmaceuticals                        3,299
                        Drug Delivery & Neurology Drugs
     578,000            Genome Therapeutics                             1,806
                        Gene Discovery Services
     230,000            CuraGen                                         1,524
                        Genomics
     156,000            NPS Pharmaceuticals                             1,170
                        Small Molecule Drugs
------------------------------------------------------------------------------
                                                                       41,673
                        --Medical Equipment: 0.7%
     729,000            Respironics                                     9,614
                        Sleep Apnea Products
     414,000            Acuson                                          6,184
                        Ultra Sound Devices
     153,000            Affymetrix                                      5,326
                        Diagnostic Development
      13,000            Ocular Sciences                                   373
                        Contact Lenses
      13,000            Wesley Jessen Vision                              358
                        Contact Lenses
------------------------------------------------------------------------------
                                                                       21,855
                        --Hospital/Laboratory Supplies: 0.4%
     239,000            Hillenbrand Industries                         11,039
                        Hospital Beds & Coffins
                        --Services: 5.2%
   2,690,000            Lincare Holdings                               75,656
                        Home Health Care Services
     806,000            McKesson HBOC                                  53,196
                        (Acquirer of HBO & Co.)
                        Hospital Computer Services
   1,952,000            First Health Group                             31,354
                        PPO Network
   1,110,000            Magellan Health Services                        4,648
                        Mental Health Services
      43,000            Spectrum Health Solutions                          11
                        Workman's Compensation
------------------------------------------------------------------------------
                                                                      164,865
                                                                     ---------
Health Care: Total                                                    239,432


Principal Amount or
Number of Shares                                                   Value (000)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Consumer Goods/Services: 10.3%
           Goods
                        --Leisure Vehicles: 3.4%
   1,700,000            Harley-Davidson                              $ 97,750
                        Motorcycles & Related Merchandise
     480,000            Thor Industries                                10,860
                        Mobile Homes & RV's
------------------------------------------------------------------------------
                                                                      108,610
                        --Nondurables: 0.1%
     344,000            First Years                                     4,795
                        Infant & Toddler Products
                        --Manufacturers: 1.2%
     630,000            Jones Apparel                                  17,601
                        Women's Apparel
     420,000            St. John Knits                                 11,077
                        Upscale Knitware
     600,000            Unifi                                           7,650
                        Polyester & Nylon Fabrics
------------------------------------------------------------------------------
                                                                       36,328
                        Services
                        --Retail: 1.5%
   1,540,000            Borders Group                                  21,656
                        Bookstores
     345,000            Whole Foods Market                             11,859
                        Natural Food Supermarkets
     911,000            Host Marriott Services                          6,149
                        Fast Food Kiosks in Airports
     270,000            Nautica Enterprises                             3,054
                        Men's Apparel
     400,000            Au Bon Pain                                     2,100
                        Bakery & Deli Restaurants
      25,000            Fred Meyer Holdings                             1,472
                        Supermarkets in the West
      68,000            Just for Feet                                     850
                        Athletic Shoe Retailer
      63,000            Gadzooks                                          469
                        Retail Specialty Stores for Young Adults
------------------------------------------------------------------------------
                                                                       47,609
                        --Consumer Services: 0.5%
     400,000            Bally Total Fitness                             9,550
                        Fitness Centers
     742,000            Protection One                                  4,637
                        Security Alarm Monitoring
      45,000            Steiner Leisure                                 1,384
                        Spas & Hair/Skin Products on Cruise Ships
------------------------------------------------------------------------------
                                                                       15,571


Acorn Fund
    --Statement of Investments, continued


Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
                           --Casinos: 0.8%
                           Colorado Casino
     500,000               Hollywood Park                                  5,156
                           Race Track & Casino
     535,000               Monarch Casino & Resort                         3,712
                           Casino/Hotel in Reno
     190,000               Station Casinos                                 2,422
                           Casinos & Riverboats
      63,000               Lakes Gaming                                      516
                           Hotel & Casino in Biloxi & Gulfport
  $6,250,000               Grand Palais Casino
                           14% Note Due 2/25/98                              312
                           New Orleans Casino
--------------------------------------------------------------------------------
                                                                          23,931

                           --Cruise Lines: 2.8%
   1,700,000               Carnival                                       82,556
                           Largest Cruise Line
     140,000               Royal Caribbean Cruises                         5,460
                           Cruises to Caribbean & Alaska
     410,000               Royal Olympic Cruise                            1,486
                           Cruises in Mediterranean
--------------------------------------------------------------------------------
                                                                          89,502
                                                                       ---------
Consumer Goods/Services: Total                                           326,346

--------------------------------------------------------------------------------
Finance: 13.9%
                           --Banks: 1.4%
     695,000               TCF Financial                                  18,070
                           Great Lakes Bank
     542,000               Texas Regional Bancshares                      14,634
                           Tex Mex Bank
     170,000               CNB Bancshares                                  6,843
                           Indiana Bank
      64,000               Chittenden                                      1,704
                           Vermont & West Massachusetts Bank
      70,000               Peoples Heritage Financial                      1,260
                           New England Bank
--------------------------------------------------------------------------------
                                                                          42,511

                           --Savings & Loans: 3.0%
   1,554,000               Peoples Bank Bridgeport                        46,231
                           Connecticut Savings & Loan
     475,000               Washington Mutual                              19,416
                           West Coast Savings & Loan
     812,000               Washington Federal                             17,052
                           Washington State Savings & Loan
     575,000               Commonwealth Bancorp                            8,733
                           Philadelphia Savings & Loan
     554,000               Coast Contingency Rights                        3,289
                           Litigation Claims Against US government
--------------------------------------------------------------------------------
                                                                          94,721

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
                           --Insurance: 3.8%
     815,000               UICI                                         $ 18,337
                           Health Insurance
     511,000               Leucadia National                              15,458
                           Insurance Holding Company
     400,000               Protective Life                                15,150
                           Life/Dental Insurance
     723,000               Baldwin & Lyons, Cl. B                         15,047
                           Trucking Insurance
     687,000               Foremost                                       13,826
                           Mobile Home & RV Insurance
      75,000               Markel                                         13,519
                           Specialty Insurance
     351,000               United Fire & Casualty                          9,038
                           Property & Casualty
     612,000               Acceptance Insurance                            8,262
                           Crop Insurance
     151,000               FPIC Insurance                                  6,267
                           Medical & Dental Malpractice Insurance
     320,000               HCC Insurance Holdings                          6,160
                           Aviation Insurance
--------------------------------------------------------------------------------
                                                                         121,064

                           --Money Management: 3.4%
     551,000               SEI Investments                                50,967
                           Mutual Fund Administration
   2,524,000               Phoenix Investment Partners                    21,769
                           Mutual Fund & Pension Manager
   1,063,000               Baker Fentress                                 16,078
                           Closed-End Investment Company
     974,000               Pioneer Group                                  14,427
                           Equity Mutual Funds
     180,000               Affiliated Managers Group                       4,680
                           Mutual Fund & Pension Manager
--------------------------------------------------------------------------------
                                                                         107,921

                           --Finance Companies: 2.3%
   2,938,000               Americredit                                    38,561
                           Auto Lending
   1,820,000               World Acceptance                                9,782
                           Personal Loans
     465,000               Creditrust                                      9,184
                           Collection Agency
     533,000               DVI Health Services                             7,928
                           Leases for Big Medical Equipment
   1,375,000               Capital Trust                                   6,703
                           Whole Mortgage Loans
      58,000               Ace Cash Express                                  740
                           Check Cashing Stores
--------------------------------------------------------------------------------
                                                                          72,898
                                                                        --------
Finance: Total                                                           439,115

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Industrial Goods/Services: 8.7%

                      --Steel: 1.3%
     825,000          Gibraltar Steel                                    $16,448
                      Steel Processing
   1,295,000          Worthington Industries                              15,216
                      Steel Processing
     345,000          A M Castle                                           4,162
                      Steel Distribution
     420,000          Atchison Casting                                     3,386
                      Steel Foundries
      76,000          Intermet Holdings                                    1,017
                      Ductile Iron & Aluminum Foundries
--------------------------------------------------------------------------------
                                                                          40,229

                      --Machinery: 0.7%
     987,000          Clarcor                                             16,841
                      Filters
     350,000          Applied Industrial Technologies                      3,894
                      Industrial Components Distribution
--------------------------------------------------------------------------------
                                                                          20,735

                      --Conglomerates: 0.1%
     325,000          Thermo Electron                                      4,408
                      Instrumentation, Biomedical & Industrial Products
                      --Specialty & Industrial Materials: 0.9%
   1,000,000          Lilly Industries, Cl. A                             15,438
                      Industrial Coatings
     523,000          Cambrex                                             11,571
                      Pharmaceutical & Other Specialty Chemicals
     445,000          Symex                                                2,002
                      Combinatorial Materials
     100,000          Brunswick Technologies                                 575
                      Fiberglass Fabric for Composites
--------------------------------------------------------------------------------
                                                                          29,586

                      --Outsourcing Services & Training: 1.4%
   1,310,000          Labor Ready                                         34,142
                      Temporary Manual Labor
     512,000          GP Strategies                                        9,088
                      Training Programs
     500,000          International Total Services                         1,750
                      Aviation Services
--------------------------------------------------------------------------------
                                                                          44,980

                      --Logistics: 3.0%
   1,100,000          Expeditors Int'l of Washington                      59,400
                      International Freight Forwarder
     759,000          Hub Group                                           18,026
                      Truck & Rail Freight Forwarder
     435,000          C H Robinson                                        11,065
                      Truck Freight Forwarder
     613,000          Airnet Systems                                       4,291
                      Check & Other Small Package Shipment
--------------------------------------------------------------------------------
                                                                          92,782

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
                      --Other Industrial Services: 1.3%
   1,303,000          Wackenhut, Cl. B                                   $22,151
      31,000          Wackenhut, Cl. A                                       690
                      Prison Management
     801,000          HA.LO Industries                                     9,862
                      Distributor of Specialty Products
     806,000          Compass International Services                       6,045
                      Collection Agencies
     218,000          Advanced Lighting Technologies                       1,690
                      Metal Halide Lighting
--------------------------------------------------------------------------------
                                                                          40,438
                                                                        --------
Industrial Goods/Services: Total                                         273,158

--------------------------------------------------------------------------------
Energy/Minerals: 8.0%
                      --Independent Power: 3.1%
   1,464,000          AES Corporation                                     54,534
       1,852          AES Corporation Warrants                                83
                      Power Plants
   1,500,000          MidAmerican Energy                                  42,000
                      (formerly known as CalEnergy)
                      Growth Utility
--------------------------------------------------------------------------------
                                                                          96,617

                      --Oil/Gas Producers: 2.0%
       900,000        Devon Energy                                        24,806
                      Oil & Gas Producer
     2,100,000        Tesoro Petroleum                                    23,100
                      Oil Refinery/Gas Reserves
       470,000        Enron Oil & Gas                                      7,814
                      Oil & Gas Producer
       300,000        Evergreen Resources                                  6,000
                      Oil & Gas Producer
     1,031,000        Tipperary                                              838
                      Oil & Gas Producer
--------------------------------------------------------------------------------
                                                                          62,558

                      --Distribution/Marketing/Refining: 2.0%
     1,000,000        Equitable Resources                                 26,063
                      Natural Gas Utility & Producer
       847,000        Atmos Energy                                        20,381
                      Natural Gas Utility
       890,000        Dynegy                                              12,516
                      Natural Gas & Electric Processing,
                      Production & Marketing
       260,000        KN Energy                                            5,184
                      Natural Gas Pipelines
--------------------------------------------------------------------------------
                                                                          64,144

                      --Oil Services: 0.9%
       570,000        JRay McDermott                                      17,029
                      Offshore Construction
       377,000        Atwood Oceanics                                     11,310
                      Offshore Drilling
--------------------------------------------------------------------------------
                                                                          28,339
                                                                        --------
Energy/Minerals: Total                                                   251,658

Acorn Fund
    --Statement of Investments, continued



Number of Shares                                                    Value (000)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Other Industries: 4.2%
                       --Real Estate: 3.9%
     829,000           The Rouse Company                                $ 18,393
                       Shopping Malls
     770,312           Security Capital European Realty                   15,406
                       Strategic Real Estate Investments
     820,000           Cornerstone Properties                             11,993
                       Downtown Office Buildings
     466,000           Forest City Enterprises, Cl. B                     11,126
     370,000           Forest City Enterprises, Cl. A                      8,949
                       Shopping Centers
     260,000           Equity Residential Properties Trust                10,725
                       Nationwide Apartments
     699,000           LaSalle Hotel Properties                            9,262
                       Upscale/Full Service Hotels
     400,000           Macerich Company                                    9,075
                       Regional Shopping Malls
     350,000           Archstone                                           7,044
                       Equity Real Estate Investment Trust
     165,000           Weingarten Realty Investors                         6,538
                       Community Shopping Centers
     200,000           First Industrial Realty Trust                       4,788
                       Industrial Properties
     190,000           First Washington Realty Trust                       4,073
     120,000           First Washington Realty Trust, Cv. Pfd.             3,255
                       Community Shopping Centers
     945,000           Homestead Village                                   2,303
                       Extended Stay Hotels
--------------------------------------------------------------------------------
                                                                         122,930

                       --Regulated Utilities: 0.3%
     500,000           Unisource Energy                                    5,531
                       Electric Utility in Tuscon
     130,000           Central Hudson Gas & Electric                       4,656
                       Electric Utility
--------------------------------------------------------------------------------
                                                                          10,187
                                                                        --------
Other Industries: Total                                                  133,117

--------------------------------------------------------------------------------
Foreign Securities: 11.3%
                       --Canada: 0.3%
     400,000           Canadian Natural Resources                          6,875
                       Oil & Gas Producer
     450,000           Canadian 88 Energy                                  1,606
                       Oil & Gas Producer
--------------------------------------------------------------------------------
                                                                           8,481

                       --Australia: 0.1%
     500,000           Aristocrat Leisure                                  3,151
                       Slot Machines

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
                       --United Kingdom: 3.4%
     644,000           NTL                                              $ 52,405
                       Voice, Video & Data Services
   1,200,000           Serco Group                                        28,476
                       Facilities Management
   1,650,000           Airtours                                           12,119
                       Packaged Tour Vacations
   1,250,000           Edinburgh Fund Managers                             8,092
                       Investment Management
   1,100,000           N. Brown Group                                      6,126
                       Mail Order Clothing in Large Sizes
--------------------------------------------------------------------------------
                                                                         107,218

                       --Germany/Austria: 0.6%
     180,000           Flughafen Wien (Austria)                            7,614
                       Vienna Airport Authority
      23,000           Binding-Brauerei                                    5,587
                       Brewery
     100,000           United International Holdings (Austria)             4,350
                       Cable Television for Austria & Other Countries
--------------------------------------------------------------------------------
                                                                          17,551
                       --Sweden: 1.4%
   1,000,000           WM Data Nordic                                     39,037
                       Computer Services/Consulting
     165,000           Autoliv                                             6,198
                       Seatbelts & Airbags
--------------------------------------------------------------------------------
                                                                          45,235

                       --Netherlands: 0.8%
     150,000           ASR Verzekeringsgroep                              11,093
                       Insurance
     305,000           Hunter Douglas                                      8,891
                       Decorative Window Coverings
     170,000           Getronics                                           6,277
                       Computer Services/Consulting
--------------------------------------------------------------------------------
                                                                          26,261
                       --Switzerland: 0.6%
      11,000           Cie Fin Richemont                                  18,283
                       Luxury Goods, Tobacco & Pay TV
                       --France: 0.7%
     230,000           Atos                                               21,106
                       Computer Services/Transaction Processing
                       --Italy: 0.7%
   1,500,000           Banca Fideuram                                      8,583
                       Life Insurance & Mutual Funds
   1,000,000           Aeroporti di Roma                                   7,881
                       Airport Management
   1,800,000           Ducati Motor                                        5,266
                       Motorcycles
--------------------------------------------------------------------------------
                                                                          21,730

Number of Shares                                                   Value (000)
------------------------------------------------------------------------------
                      --Malaysia: 0.0%
       750,000        Resorts World Berhad                             $   739
                      Casino/Hotel Resort
       590,000        Berjaya Sports Toto                                  591
                      Lottery/Gaming
------------------------------------------------------------------------------
                                                                         1,330

                      --Hong Kong: 0.2%
     4,500,000        Varitronix International                           7,026
                      LCD Manufacturer

                      --China: 0.0%
       200,000        The Investment Company of China                    1,100
                      Closed-End Fund

                      --Singapore: 0.6%
     8,130,000        Star Cruises                                      14,878
                      Cruise Line
     2,000,000        Natsteel Electronics                               5,461
                      Electronic Manufacturing Services
------------------------------------------------------------------------------
                                                                        20,339
                      Japan: 1.0%
       165,000        Softbank Corporation                              18,502
                      Internet Leader in Japan
        87,000        Nintendo                                           7,508
                      Video Games
       300,000        Olympus Optical                                    3,952
                      Medical Equipment
------------------------------------------------------------------------------
                                                                        29,962

                      --Mexico: 0.6%
     3,300,000        Kimberly Clark de Mexico                          12,419
                      Paper Products
     7,350,000        Nadro, Series L                                    5,355
                      Pharmaceutical Distributor
------------------------------------------------------------------------------
                                                                        17,774

Number of Shares                                                   Value (000)
------------------------------------------------------------------------------

                      --Argentina: 0.3%
       407,124        IRSA                                            $ 10,738
                      Real Estate Management & Development
                                                                      --------
Foreign: Total                                                         357,285
Total Common Stocks and Other                                      -----------
   Equity-Like Securities: 96.0%                                    $3,029,610
                                                                   -----------
Short-Term Obligations: 4.0%                                           125,460
                                                                   -----------
Total Investments: 100.00%                                           3,155,070
                                                                   -----------
Cash and Other Assets Less Liabilities: (0.0%)                            (530)
                                                                   -----------
Total Net Assets: 100%                                              $3,154,540
------------------------------------------------------------------------------

Acorn Fund
    --Foreign Portfolio Diversification

At March 31, 1999 Acorn Fund's foreign portfolio of investments as a percent of net assets was diversified as follows:


                                     Value (000)    Percent
-----------------------------------------------------------
--Information
Computer Services                      $ 66,420        2.1%
Cable Television                         56,755        1.8
Semiconductors & Related
    Equipment                            28,476        0.9
Business Information/Publishing          18,502        0.6
Contract Manufacturing                    5,461        0.2
-----------------------------------------------------------
                                        175,614        5.6
--Health Care
Medical Equipment                         3,952        0.1
-----------------------------------------------------------
                                          3,952        0.1
--Consumer Goods/Services
Travel                                   26,997        0.8
Entertainment                            19,022        0.6
Beverages                                14,478        0.5
Nondurable Goods                         12,419        0.4
Consumer Software                         7,508        0.2
Durable Goods                             6,198        0.2
Retail                                    6,126        0.2
Consumer Goods Distribution               5,355        0.2
Leisure Vehicles                          5,266        0.2
Gaming                                    3,742        0.1
-----------------------------------------------------------
                                        107,111        3.4

                                     Value (000)    Percent
-----------------------------------------------------------

--Finance
Money Management                       $ 16,675        0.5%
Insurance                                11,093        0.4
Closed-End Funds                          1,100        0.0
-----------------------------------------------------------
                                         28,868        0.9

--Industrial Goods/Services
Electrical Components                     7,026        0.2
-----------------------------------------------------------
                                          7,026        0.2


--Energy/Minerals
Oil/Gas Producers                         8,481        0.3
-----------------------------------------------------------
                                          8,481        0.3

--Other Industries
Transportation                           15,495        0.5
Real Estate                              10,738        0.3
-----------------------------------------------------------
                                         26,233        0.8

                                       --------------------
Total Foreign Portfolio                $357,285       11.3%
-----------------------------------------------------------

>Shareholder News


On May 1, 1999, Margaret Forster joined Leah Zell as co-portfolio manager of Acorn International.
Margaret has been a key member of the international analytical team since 1994 and became a principal of Wanger Asset Management, L.P. (WAM) in January, 1999. "The international market place is a land of opportunity--particularly if you have access to solid information," says Forster. "Our international team has lived--and regularly travels--all over the globe. That gives us an unbelievable inside edge in understanding cultural, political and economic situations that impact the long-term success of the companies we invest in." --Ms. Forster has been featured in popular financial publications such as the Wall Street Journal and in several international and academic journals. --Before joining WAM, Ms. Forster was a professor of finance at Northwestern and Ohio State Universities, and an economist with the International Monetary Fund. A Chartered Financial Analyst (CFA), her degrees include a B.A. from Universidade de Sao Paulo, Escola Politecnica, and an M.B.A., M.S. and Ph.D. from Cornell University. --A native of Sao Paulo, Brazil, she is married and has a newborn daughter. --

Steve Radis takes the helm as Chief Marketing Officer.

Steve comes to WAM from the Zurich Insurance organization where most recently he was Vice President, Corporate and Marketing Communications, Zurich Kemper Life. A fifteen-year industry veteran, Steve began his career at Porter/Novelli Public Relations. Before that, he headed Corporate Communications at one of Zurich's mutual fund groups, Kemper Funds. --"The Acorn Family of Funds and Wanger Asset Management have such a strong reputation in the marketplace," says Radis. "There is so much to work with here, the opportunities for growth are limitless." --Mr. Radis is a Member of the Direct Marketing Committee of the Investment Company Institute and a former faculty member of the University of Wisconsin's Graduate School of Banking. He received his BS from Bradley University. --A native of Chicago, he lives in a suburb of Chicago with his wife Beverly and son Cameron.
--

Howard Kastel, our former CEO, has left WAM. --

The Acorn
------------------------
         Family of Funds


Trustees

Irving B. Harris
Chairman

James H. Lorie
Vice Chairman

Leo A. Guthart

Jerome Kahn, Jr.

David C. Kleinman

Charles P. McQuaid

Roger S. Meier

Allan B. Muchin

Robert E. Nason

Katherine Schipper

Ralph Wanger


Officers

Ralph Wanger
President

Margaret M. Forster
Vice President

Marcel P. Houtzager
Vice President

Kenneth A. Kalina
Assistant Treasurer

Bruce H. Lauer
Vice President and Treasurer

Charles P. McQuaid
Senior Vice President

Robert A. Mohn
Vice President

John H. Park
Vice President

Mark H. Yost
Vice President

Leah J. Zell
Vice President


Investment Advisor
Wanger Asset Management, L.P.
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606
1-800-9-ACORN-9
(1-800-922-6769)
e-mail: acorn@wanger.com
Web site: www.acornfunds.com

Distributor
WAM Brokerage Services, L.L.C.
P.O. Box 8502
Boston, Massachusetts 02266-8502

Transfer Agent, Dividend Disbursing Agent and Custodian
State Street Bank and Trust Company
Attention: Acorn Family of Funds
P.O. Box 8502
Boston, Massachusetts 02266-8502
1-800-962-1585

Legal Counsel
Bell, Boyd & Lloyd
Chicago, Illinois


This report, including the unaudited schedules of investments, is submitted for the general information of the shareholders of Acorn Investment Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus.


Watch for your favorite Acorn portfolio managers on CNBC's Market Wrap each Wednesday evening at 4:01 and 6:01 Eastern Time.

Our e-mail address is:
acorn@wanger.com

Find out what's new  visit our web site at:
www.acornfunds.com

                        [PHOTO OF ACORNS APPEARS HERE]



The Acorn
------------------------
         Family of Funds

WAM Brokerage Services, L.L.C.
P.O. Box 8502
Boston, MA 02266-8502